UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number

                                   811-05549

                              Reynolds Funds, Inc.
                              --------------------

               (Exact name of registrant as specified in charter)

                             Wood Island, 3rd Floor
                        80 East Sir Francis Drake Blvd.
                              Larkspur, CA  94939
                              -------------------

              (Address of principal executive offices) (Zip code)

                             Frederick L. Reynolds
                          Reynolds Capital Management
                            Wood Island, Third Floor
                        80 East Sir Francis Drake Blvd.
                          Larkspur, California  94939
                          ---------------------------
                    (Name and address of agent for service)

                                 (415) 461-7860
                                 --------------
              Registrant's telephone number, including area code:

Date of fiscal year end:  September 30

Date of reporting period: 03/31/2005

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

                                                               SEMIANNUAL REPORT
                                                                  MARCH 31, 2005
                                 REYNOLDS FUNDS
                              NO-LOAD MUTUAL FUNDS
REYNOLDS
BLUE CHIP GROWTH FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS
OPPORTUNITY FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS
FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS
BALANCED FUND
(F/K/A/ REYNOLDS U.S. GOVERNMENT BOND FUND)
SEEKING CAPITAL APPRECIATION AND INCOME

REYNOLDS
MONEY MARKET FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND A STABLE NET ASSET VALUE

                                 1-800-773-9665
                             www.reynoldsfunds.com

                                 REYNOLDS FUNDS
                                                                    May 23, 2005
Dear Fellow Shareholders:

  The Reynolds U. S. Government Bond Fund has a new name and new investment objectives. It is now the Reynolds Balanced Fund and its new investment objectives are "Seeking Capital Appreciation and Income". The Balanced Fund will invest in both fixed income securities and common stocks-most of which provide dividend income. Most of the time, the Balanced Fund's portfolio will consist of 20% to 80% fixed income securities and 20 to 80% equity securities. As of March 31, 2005 its investments were 59.8% fixed income securities (bonds), 17.2% equity securities and 23.0% short term money market instruments. The Fund's new NASDAQ symbol is RBALX.

  The U.S. economy continues in an expansionary mode. Gross Domestic Product
(GDP) grew at a 3.1% rate in the three months ended March 31, 2005. GDP is estimated to increase 3.5% in calendar 2005 after increasing 4.4% in calendar 2004. Inflation increased at a rate of 2.5% in the three months ended March 31, 2005 as measured by the GDP Deflator. Inflation is estimated to increase 2.3% in calendar 2005 after increasing 2.4% in 2004. Spending by consumers and capital spending by companies have been some of the strongest sectors of the economy. In the twelve months ended March 31, 2005 nearly 2.2 million jobs have been created and during the first four months of 2005 nearly 844,000 jobs were created showing an accelerating pace of job creation.

  The Federal Reserve has raised short term interest rates eight times starting in June 2004 through May 2005. However, interest rates are still at 41 year lows. We believe that raising interest rates is the correct thing for the Federal Reserve to do. Previously they reduced interest rates to an artificially low level to stimulate the economy. Now that the economy is strong and jobs are being created the Fed should move toward a more normal level of interest rates to protect against future economic imbalances including inflation. Other problems have been recent negative geopolitical news including terrorism, negative events in Iraq and attempts to slow down China's strong growth, which has been a key driver of Asian and worldwide growth.

  Oil prices have risen during the past 9 months. Higher oil prices are a tax on consumers in terms of higher fuel prices. However, the U.S economy is now more service oriented and is not as dependent on oil as it was twenty years ago when it was more heavily industrial oriented. Oil consumption currently accounts for 12% of GDP. Twenty years ago it accounted for 18% of GDP. Alan Greenspan, the Chairman of the Federal Reserve Board, recently estimated that these higher oil prices would make the GDP growth rate 1/2% less than it would have been.

  In the long run, the strength of the economy and the level of corporate profitability have been key factors in determining the valuations of common stocks. We believe that these factors, which are currently positive, are the more important factors at the present time. Over the long term, interest rates have typically risen during economic expansions and typically the stock market has appreciated. If interest rates do not go up too rapidly from here (the Federal Reserve has indicated that it will raise rates slowly) or too far, it should not be a significant negative for stocks.

             OPPORTUNISTIC INVESTING IN COMPANIES OF VARIOUS SIZES

  The three Reynolds Stock Funds invest in companies of various sizes as classified by their market capitalizations. A company's market capitalization is calculated by taking the number of shares the company has outstanding multiplied by its current market price. This is one way that the Reynolds Stock Funds differentiate their investment styles. Other considerations in selecting companies for the portfolios include revenue growth rates, product innovations, financial strength, management's knowledge and experience plus the overall economic and geopolitical environments and interest rates.

                  REYNOLDS BLUE CHIP GROWTH FUND
                  Portfolio as of March 31, 2005
                  ------------------------------
               Giant                        25.42%
               Large                        36.72%
               Medium                       28.42%
               Small                         8.01%
               Micro                         1.43%

                    REYNOLDS OPPORTUNITY FUND
                  Portfolio as of March 31, 2005
                  ------------------------------
               Giant                         4.81%
               Large                        16.48%
               Medium                       33.35%
               Small                        25.42%
               Micro                        19.94%

                          REYNOLDS FUND
                  Portfolio as of March 31, 2005
                  ------------------------------
               Giant                         0.89%
               Large                         4.88%
               Medium                       23.09%
               Small                        34.15%
               Micro                        36.99%

     Source: Morningstar web site and Morningstar Market Cap Breakpoints

     Giant-cap stocks are defined as the group that accounts for the top 40% of the capitalization of the Morningstar domestic stock universe; large-cap stocks represent the next 30%; mid-cap stocks represent the next 20%; and small-cap stocks represent the balance. Micro is defined as smaller than the "small" breakpoint.

     Market caps are the minimum in each cap group; therefore, the minimum large market cap is the large-medium breakpoint and medium is the medium-small breakpoint. As of March 31, 2005 the minimums in each cap group are as follows:
                                       (in millions)
               Giant                     $47260.59
               Large                      $9043.16
               Medium                     $1587.56
               Small                       $455.30
               Micro                      <$455.30

LOW INTEREST RATES BY HISTORICAL STANDARDS ARE A SIGNIFICANT POSITIVE FOR STOCK
                                   VALUATIONS

  Since January 2001, the Federal Reserve Board lowered short-term interest rates twelve times to help stimulate the economy. Although interest rates have been rising, they remain at historically low levels. Low interest rates usually result in higher stock valuations for many reasons including:

(1) Borrowing costs of corporations are lower resulting in higher business confidence and profits.

(2) Borrowing costs of individuals are lower which increases consumer confidence and spending.

(3)  Cash is not as attractive as an alternative investment to stocks.

(4) A company's stock is usually valued by placing a present value on that company's future stream of earnings and dividends. The present value should be higher when interest and inflation rates are low.

                       THE REYNOLDS BLUE CHIP GROWTH FUND

  The long-term strategy of the Reynolds Blue Chip Growth Fund is to emphasize investment in growth companies. Occasionally, these companies go out of favor for a while. However, these companies should continue to build value if their earnings grow and their stocks should begin appreciating again when they return to favor.

                         THE REYNOLDS OPPORTUNITY FUND

  The Reynolds Opportunity Fund usually invests in medium to smaller size growth companies. A long-term investment in the Reynolds Opportunity Fund should be a good complement to a long-term investment in the Reynolds Blue Chip Growth Fund and the Reynolds Fund.

                               THE REYNOLDS FUND

  The Reynolds Fund is a general stock fund and is intended to be a long-term investment holding. The Fund may own common stocks of all types and sizes and will mainly invest in common stocks of U.S. headquartered companies. While the Fund will generally invest in "growth" stocks, it may also invest in "value" stocks.

                           THE REYNOLDS BALANCED FUND

  The Reynolds Balanced Fund emphasizes quality investments in high yielding equities and U.S. Treasury and Federal Agency Bonds (issued by the Federal Home Loan Bank - FHLB, Federal Home Loan Mortgage Corp. - FHLMC and Federal National Mortgage Association - FNMA), Treasury Notes and Treasury Bills of varying maturities. The Reynolds Balanced Fund is designed to satisfy many of the income objectives of investors. For example, the Balanced Fund is actively managed and the fixed income portion of the fund in invested in bonds having different maturities, which reduces the risk that a large percentage of the bonds in the Fund mature at an inopportune time for reinvestment. The average maturity of the bonds in the Fund is continually reevaluated and adjusted based on short- and long-term economic, inflation, and interest rate forecasts.

                         REYNOLDS BALANCED FUND
                     Portfolio as of March 31, 2005
                     ------------------------------
               Cash                               4.52%
               Stocks                            17.20%
               Federal Agencies                  59.84%
               U.S. Treasury Bills               18.44%

                       REYNOLDS MONEY MARKET FUND
                     Portfolio as of March 31, 2005
                     ------------------------------
               U.S. Treasury Bills               92.20%
               Cash                               7.80%

                         THE REYNOLDS MONEY MARKET FUND

  The Reynolds Money Market Fund offers unlimited check writing with no minimum amount per check. The Reynolds Money Market Fund is designed to provide for investor's short-term cash management needs. For ease of redemption, the Money Market Fund offers: (1) check writing ($0.20 printing charge per check); or (2) telephone redemption where either a check is mailed to the shareholder, or money may be wired to the shareholder's bank account ($15.00 wiring charge - no charge if part of the Systematic Withdrawal Plan which has a $100 minimum withdrawal). The Reynolds Money Market Fund's yield should vary with the rate of inflation over the years. As of March 31, 2005, the dollar weighted average days to maturity of the Money Market Fund was 33.3 days.

                              ECONOMIC DISCUSSION
                               THE WORLD ECONOMY

  There are more than 1.5 billion people in the world who will be experiencing a higher standard of living and using and consuming more products as capitalism grows in China, Eastern Europe and Russia. Many other countries, such as India and the democratic countries in Latin America, have rapidly emerging middle classes that desire western goods and services and governments that are encouraging foreign investment. Worldwide inflation remains low. There are many reasons for this, including: (1) committed central bankers; (2) fiscal restraint by governments; (3) economic systems are more efficient; (4) cost cutting and restructuring is spreading to many countries; (5) more efficient private-sector operations are replacing inefficient state-run enterprises; and (6) excess capacity exists in many markets.

  The Blue Chip, Opportunity and Reynolds Funds are well positioned to participate in these long-term worldwide growth trends through their investments in U.S. headquartered and foreign headquartered companies whose stocks or American Depository Receipts (ADRs) trade in the United States. We have some investments in foreign headquartered companies in the Reynolds Stock Funds at the present time. We are planning on increasing our investments in foreign headquartered companies in the future where we believe that the long-term fundamentals are positive and their stock prices are attractive.

                                THE U.S. ECONOMY

  The U.S. economy continues in a positive mode. The efficiencies of the economy resulting from such things as technology enhancements and productivity increases are impressive.

  Consumer spending represents approximately 65% of GDP and has been a positive. GDP increased 4.4% in 2004 compared to 3.0% in 2003, 1.9% in 2002, 0.8% in 2001, 3.7% in 2000 and 4.4% in 1999. GDP is estimated to increase 3.5% in 2005.

  U.S. inflation is low relative to the last thirty-five years due to such factors as global competition, advances in technology resulting in increasing productivity and technology innovations that are helping to lower production and distribution costs. U.S. inflation increased 2.4% in 2004 after increasing 2.3% in 2003, 1.6% in 2002, 2.8% in 2001, 3.4% in 2000 and 2.2% in 1999. U.S.
inflation is estimated to increase 2.3% in 2005.

                               INVESTMENT OUTLOOK

  There are many investment positives. Among them are: (1) the economy is growing; (2) corporate profits are rising; (3) job growth is strong; (4) even though interest rates are probably going to climb, they are increasing from a very low level, so there's room for them to go up and not slow down the economy in a dangerous way; (5) U.S. industry is more competitive than at any time in the past quarter century and U.S. companies are the leaders in the majority of industries worldwide; (6) U. S. productivity continues to increase; (7) the Internet is beginning to produce efficiencies; (8) consumer spending has remained high; (9) most indicators in the economy are positive; (10) corporate cost cutting has been very successful; and (11) price-earnings ratios are in line with historical averages.

  Some possible investment negatives, which we are closely watching are: (1) the possibility of higher inflation resulting in such things as higher interest rates; (2) high energy prices; (3) large federal spending and federal deficits;
(4) possible terrorist attacks; (5) dollar weakness; (6) Iraq; and (7) efforts to slow China's economic boom.

                       INFORMATION ABOUT THE REYNOLDS FUNDS

  REYNOLDSFUNDS.COM WEB SITE: You can now access current information about your investment holdings via our web site, reynoldsfunds.com. You must first request a personal identification number (PIN) by calling our shareholder service representatives at (800) 773-9665. You will be able to view your account list, account detail (including balances), transaction history, distributions, and current Fund prices. Additional information available includes quarterly updates of the returns of the Reynolds Funds, top ten holdings of each equity portfolio, and industry percentages. Also detailed statistics and graphs of past performances with a link to Quicken.com for the various Reynolds Funds.

  FOR AUTOMATIC CURRENT DAILY NET ASSET VALUES: Call 1-800-773-9665 (1-800-7REYNOLDS) twenty-four hours-a-day, seven days a week and press "any key" then "1". The updated current net asset values for all of the Reynolds Funds are usually available each business day after 5 P.M. (PST).

  FOR REYNOLDS MONEY MARKET FUND CURRENT ONE AND SEVEN DAY YIELDS: Call 1-800-773-9665 and press "any key" then "1".

  FOR SHAREHOLDERS TO AUTOMATICALLY ACCESS THEIR CURRENT ACCOUNT INFORMATION:
Call 1-800-773-9665 (twenty-four hours-a-day, seven days a week), press "any key" then "2" and enter your 16 digit account number which appears at the top right of your statement.

  TO SPEAK TO A FUND REPRESENTATIVE REGARDING QUESTIONS, CURRENT ACCOUNT INFORMATION AND CURRENT DAILY NET ASSET VALUES: Call 1-800-773-9665 and press "0" from 6 A.M. to 5 P.M. (PST).

  SHAREHOLDER STATEMENT FREQUENCY: Consolidated statements summarizing all Reynolds Funds held by a shareholder are sent quarterly. In addition, individual Fund statements are sent whenever a transaction occurs. These transactions are:
(1) Blue Chip, Opportunity and Reynolds Fund statements are sent twice a year if and when any ordinary income or capital gains are distributed; and (2) statements are sent for any of the Funds when a shareholder purchases or redeems shares.

  TAX REPORTING: Individual 1099 forms, which summarize any dividend income and any long- or short-term capital gains, are sent annually to shareholders each January. The percentage of income earned from various government securities, if any, for the Reynolds Funds are also reported in January.

  MINIMUM INVESTMENT: $1,000 for regular and retirement accounts ($100 for additional investments for all accounts - except for the Automatic Investment Plan, which is $50 for regular and retirement plan accounts).

  PROTOTYPE PLANS FOR RETIREMENT PLANS: All types are offered including the Roth IRA, Coverdell Education Savings Account, SIMPLE IRA Plan, 401k, SEP IRA, 403b and Fund Sponsored Qualified Retirement Plans.

  AUTOMATIC INVESTMENT PLAN: There is no charge to automatically debit your checking account to invest in any of the Reynolds Funds ($50 minimum) at periodic intervals to make automatic purchases in any of the Reynolds Funds. This is useful for dollar cost averaging.

  SYSTEMATIC WITHDRAWAL PLAN: For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in any of the Reynolds Funds as often as monthly and send a check to you or transfer funds to your bank account.

  EXCHANGES OR REGULAR REDEMPTIONS: As often as desired - no charge.
  NASDAQ SYMBOLS: Reynolds Blue Chip Growth Fund - RBCGX, Reynolds Opportunity Fund - ROPPX, Reynolds Fund - REYFX, Reynolds Balanced Fund - RBALX, Reynolds Money Market Fund - REYXX.

  PORTFOLIO MANAGER: Frederick Reynolds is the portfolio manager of each of the Reynolds Funds.

  THE REYNOLDS FUNDS ARE NO-LOAD: No front-end sales commissions or deferred sales charges ("loads") are charged. Over 40% of all mutual funds impose these marketing charges that are ultimately paid by the shareholder. These marketing charges are either: (1) a front-end fee or "load" in which up to 5% of a shareholder's assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or "load" which is typically deducted from a shareholder's account if a shareholder redeems within five years of the original investment. These fees reduce a shareholder's return. The Reynolds Funds are No-Load as they do not have these extra charges.

  We appreciate your continued confidence in the Reynolds Funds and would like to welcome our new shareholders. One hundred percent of our Company's pension plan is invested in the Reynolds Funds. We look forward to strong results in the future.

Sincerely,

/s/Frederick L. Reynolds
Frederick L. Reynolds
President

      80 East Sir Francis Drake Blvd. o Larkspur, CA 94939 o 415-461-7860

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Funds unless accompanied or preceded by the Funds' current prospectus. Performance data quoted represents past
                               ---------------------------------------
performance; past performance does not guarantee future results. The investment
----------------------------------------------------------------
return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.reynoldsfunds.com.

Reynolds Funds, Inc.

COST DISCUSSION

As a shareholder of the Reynolds Funds, you do not incur (except as described below) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees, but do incur ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Reynolds Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 30, 2004 through March 31, 2005.

ACTUAL EXPENSES
The first line for each Fund in the table below provides information about actual account values and actual expenses for that particular Reynolds Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Reynolds Funds transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check. Additionally, U.S. Bank charges an annual processing fee ($15) if you maintain an IRA account with a Reynolds Fund. To determine your total costs of investing in a Reynolds Fund, you would need to add any applicable wire or IRA processing fees you've incurred during the period to the costs provided in the example below.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a particular Reynolds Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Reynolds Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                       Beginning Account         Ending Account            Expenses Paid During
                                                         Value 9/30/04            Value 3/31/05         Period*<F1> 9/30/04-3/31/05
                                                         -------------            -------------           -----------------------
Reynolds Blue Chip Growth Fund Actual $1,000               $1,000.00                $1,036.70                     $ 9.60
Hypothetical (5% return before expenses)                   $1,000.00                $1,025.00                     $ 9.54

Reynolds Opportunity Fund                                  $1,000.00                $1,014.70                     $10.40
Hypothetical (5% return before expenses)                   $1,000.00                $1,025.00                     $10.45

Reynolds Fund Actual $1,000                                $1,000.00                $  996.30                     $16.92
Hypothetical (5% return before expenses)                   $1,000.00                $1,025.00                     $17.17

Reynolds Balanced Fund Actual $1,000                       $1,000.00                $  986.80                     $ 4.90
Hypothetical (5% return before expenses)                   $1,000.00                $1,025.00                     $ 5.00

Reynolds Money Market Fund Actual $1,000                   $1,000.00                $1,006.10                     $ 3.30
Hypothetical (5% return before expenses)                   $1,000.00                $1,025.00                     $ 3.33


*<F1> Expenses are equal to the Funds' annualized expense ratio of 1.89%, 2.07%, 3.40%, 0.99% and 0.66%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period between September 30, 2004 and March 31, 2005).

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2005 (Unaudited)

       SHARES                                                      VALUE
       ------                                                      -----
LONG-TERM INVESTMENTS  97.7% (A)<F3>
COMMON STOCKS -- 97.7% (A)<F3>
               AIRLINES/AEROSPACE -- 1.3%
       3,500   Boeing Co.                                       $   204,610
       1,000   General Dynamics Corp.                               107,050
       5,000   United Technologies Corp.                            508,300
                                                                -----------
                                                                    819,960
               APPLICATION SOFTWARE -- 3.6%
      14,500   Adobe Systems Inc.                                   973,965
       9,000   SAP AG SP-ADR                                        360,720
      40,000   VERITAS Software Corp.*<F2>                          928,800
                                                                -----------
                                                                  2,263,485
               AUTOMOTIVE -- 0.2%
       3,000   CarMax, Inc.*<F2>                                     94,500

               BANKS -- 0.8%
       4,500   Bank of America Corp.                                198,450
       3,500   Citigroup Inc.                                       157,290
       2,000   Wells Fargo & Co.                                    119,600
                                                                -----------
                                                                    475,340
               BEVERAGES -- 0.7%
       8,000   PepsiCo, Inc.                                        424,240

               BIOTECHNOLOGY -- 0.8%
       3,000   Affymetrix, Inc.*<F2>                                128,520
       1,500   Amgen Inc.*<F2>                                       87,315
       3,000   Genentech, Inc.*<F2>                                 169,830
       1,500   Sepracor Inc.*<F2>                                    86,115
                                                                -----------
                                                                    471,780
               BUILDING -- 2.0%
      17,000   Home Depot, Inc.                                     650,080
      11,000   Lowe's Companies, Inc.                               627,990
                                                                -----------
                                                                  1,278,070
               BUSINESS SOFTWARE & SERVICES -- 2.1%
       7,000   CheckFree Corp.*<F2>                                 285,320
       3,000   Comverse Technology, Inc.*<F2>                        75,660
      13,000   Rockwell Automation Inc.                             736,320
      26,000   TIBCO Software Inc.*<F2>                             193,700
                                                                -----------
                                                                  1,291,000
               CABLE TV/BROADCASTING -- 2.7%
       6,500   Grupo Televisa S.A. SP-ADR                           382,200
      62,000   Sirius Satellite Radio Inc.*<F2>                     348,440
       5,000   Viacom Inc. Cl B                                     174,150
      24,000   XM Satellite Radio Holdings Inc.*<F2>                756,000
                                                                -----------
                                                                  1,660,790
               CHEMICALS -- 1.2%
       1,000   3M Co.                                                85,690
       5,500   Dow Chemical Co.                                     274,175
       5,500   E.I. du Pont de Nemours and Co.                      281,820
       2,000   Monsanto Co.                                         129,000
                                                                -----------
                                                                    770,685
               COMMUNICATION EQUIPMENT -- 1.3%
      14,000   L.M. Ericsson Telephone Co. ADR                      394,800
      10,500   QUALCOMM Inc.*<F2>                                   384,825
                                                                -----------
                                                                    779,625
               COMPUTER & PERIPHERALS -- 4.1%
      24,000   Apple Computer, Inc.*<F2>                          1,000,080
      16,500   Dell Inc.*<F2>                                       633,930
       6,400   International Business Machines Corp.                584,832
      11,500   Network Appliance, Inc.*<F2>                         318,090
                                                                -----------
                                                                  2,536,932
               COMPUTER NETWORKING -- 1.3%
      14,000   Juniper Networks, Inc.*<F2>                          308,840
      17,000   Sierra Wireless, Inc.*<F2>                           139,740
      18,000   WebEx Communications, Inc.*<F2>                      388,620
                                                                -----------
                                                                    837,200
               COMPUTER SOFTWARE & SERVICES -- 0.2%
       4,000   Macromedia, Inc.*<F2>                                134,000

               DRUGS -- 0.6%
       2,000   Bristol-Myers Squibb Co.                              50,920
       1,500   Eli Lilly & Co.                                       78,150
       3,000   Merck & Co. Inc.                                      97,110
       5,500   Pfizer Inc.                                          144,485
                                                                -----------
                                                                    370,665
               ELECTRICAL EQUIPMENT -- 1.5%
       1,500   Emerson Electric Co.                                  97,395
      15,500   General Electric Co.                                 558,930
      12,000   PerkinElmer, Inc.                                    247,560
                                                                -----------
                                                                    903,885
               ENERGY -- 2.1%
         500   Anadarko Petroleum Corp.                              38,050
       2,000   Burlington Resources Inc.                            100,140
       3,000   ChevronTexaco Corp.                                  174,930
       1,500   ConocoPhillips                                       161,760
       2,500   Exxon Mobil Corp.                                    149,000
       3,000   Marathon Oil Corp.                                   140,760
       1,500   Murphy Oil Corp.                                     148,095
       3,000   Noble Energy, Inc.                                   204,060
       1,000   Royal Dutch Petroleum Co. NYS                         60,040
       2,000   Unocal Corp.                                         123,380
                                                                -----------
                                                                  1,300,215
               ENERGY-SERVICES -- 5.5%
      10,500   Baker Hughes Inc.                                    467,145
       3,000   BJ Services Co.                                      155,640
       1,000   Cooper Cameron Corp.*<F2>                             57,210
       4,500   Diamond Offshore Drilling, Inc.                      224,550
       3,000   Helmerich & Payne, Inc.                              119,070
       3,500   Nabors Industries, Ltd.*<F2>                         206,990
       3,500   Noble Corp.                                          196,735
       5,000   Rowan Companies, Inc.                                149,650
       9,000   Schlumberger Ltd.                                    634,320
       7,500   Smith International, Inc.                            470,475
       5,000   Tesoro Corp.*<F2>                                    185,100
       8,500   Transocean Inc.*<F2>                                 437,410
       2,000   Valero Energy Corp.                                  146,540
                                                                -----------
                                                                  3,450,835
               ENTERTAINMENT/MEDIA -- 1.7%
      12,754   The Walt Disney Co.                                  366,423
       1,000   DreamWorks Animation SKG, Inc.*<F2>                   40,710
       5,000   Electronic Arts Inc.*<F2>                            258,900
       5,000   Harrah's Entertainment, Inc.                         322,900
         500   Pixar, Inc.*<F2>                                      48,775
                                                                -----------
                                                                  1,037,708
               FINANCIAL SERVICES -- 3.6%
       7,000   American Express Co.                                 359,590
       1,000   A.G. Edwards, Inc.                                    44,800
       2,000   Goldman Sachs Group, Inc.                            219,980
       2,500   Lehman Brothers Holdings Inc.                        235,400
      12,000   Merrill Lynch & Co., Inc.                            679,200
      12,000   Morgan Stanley                                       687,000
       1,500   Paychex, Inc.                                         49,230
                                                                -----------
                                                                  2,275,200
               FOOD WHOLESALERS -- 0.1%
       2,000   Sysco Corp.                                           71,600

               FOODS -- 1.5%
       3,500   Altria Group, Inc.                                   228,865
       9,500   Hershey Foods Corp.                                  574,370
       1,000   The J. M. Smucker Co.                                 50,300
       1,500   Wm. Wrigley Jr. Co.                                   98,355
                                                                -----------
                                                                    951,890
               GOLD & SILVER -- 0.3%
       5,000   Newmont Mining Corp.                                 211,250

               HEALTH MAINTENANCE ORGANIZATIONS -- 0.1%
       1,000   Community Health Systems Inc.*<F2>                    34,910

               HOME BUILDERS -- 0.7%
       1,500   Beazer Homes USA, Inc.                                74,790
         500   KB Home, Inc.                                         58,730
       1,000   Meritage Homes Corp.*<F2>                             58,920
       1,000   Pulte Homes, Inc.                                     73,630
       1,000   Ryland Group, Inc.                                    62,020
       1,000   Toll Brothers, Inc.*<F2>                              78,850
                                                                -----------
                                                                    406,940
               HOTEL -- 2.1%
       1,000   Four Seasons Hotels Inc.                              70,700
      15,000   Hilton Hotels Corp.                                  335,250
       2,000   Marriott International, Inc.                         133,720
      11,000   Starwood Hotels & Resorts Worldwide, Inc             660,330
       1,500   Wynn Resorts, Ltd.*<F2>                              101,610
                                                                -----------
                                                                  1,301,610
               HOUSEHOLD PRODUCTS -- 0.9%
       3,500   Clorox Co.                                           220,465
       5,000   Procter & Gamble Co.                                 265,000
       2,000   Tupperware Corp.                                      40,720
       1,500   Wyeth                                                 63,270
                                                                -----------
                                                                    589,455
               INSURANCE -- 1.9%
       8,000   Aetna Inc.                                           599,600
       1,500   Allstate Corp.                                        81,090
       5,500   CIGNA Corp.                                          491,150
                                                                -----------
                                                                  1,171,840
               INTERNET INFORMATION PROVIDERS -- 1.8%
       3,000   Google Inc.*<F2>                                     541,530
      18,000   Yahoo! Inc.*<F2>                                     610,200
                                                                -----------
                                                                  1,151,730
               INTERNET SERVICE PROVIDERS -- 0.7%
      15,000   SINA Corp.*<F2>                                      465,900

               INTERNET SOFTWARE & SERVICES -- 0.2%
       2,000   Priceline.com Inc.*<F2>                               50,400
       1,000   Websense, Inc.*<F2>                                   53,800
                                                                -----------
                                                                    104,200
               MACHINERY -- 0.9%
       4,000   Caterpillar Inc.                                     365,760
       1,500   Deere & Co.                                          100,695
       1,500   Ingersoll-Rand Co.                                   119,475
                                                                -----------
                                                                    585,930
               MEDICAL SERVICES -- 2.6%
       8,000   HCA, Inc.                                            428,560
       6,000   McKesson Corp.                                       226,500
       1,000   Quest Diagnostics Inc.                               105,130
       6,500   UnitedHealth Group Inc.                              619,970
       4,000   Universal Health Services, Inc. Cl B                 209,600
         500   WellPoint Inc.*<F2>                                   62,675
                                                                -----------
                                                                  1,652,435
               MEDICAL SUPPLIES -- 1.8%
       2,000   Abbott Laboratories                                   93,240
      15,500   Johnson & Johnson                                  1,040,980
                                                                -----------
                                                                  1,134,220
               METALS -- 0.8%
       4,000   Commercial Metals Co.                                135,560
       3,500   Nucor Corp.                                          201,460
       2,000   Peabody Energy Corp.                                  92,720
         500   Phelps Dodge Corp.                                    50,865
                                                                -----------
                                                                    480,605
               PAPER & FOREST PRODUCTS -- 0.2%
       1,500   Weyerhaeuser Co.                                     102,750

               PUBLISHING -- 0.1%
       1,500   Reuters Group PLC - SP-ADR                            69,150

               RESTAURANTS -- 4.6%
       1,500   Brinker International, Inc.*<F2>                      54,330
       2,500   California Pizza Kitchen, Inc.*<F2>                   58,600
       2,000   CBRL Group, Inc.                                      82,600
      14,500   The Cheesecake Factory Inc.*<F2>                     514,025
       1,000   Darden Restaurants, Inc.                              30,680
       2,500   IHOP Corp.                                           119,200
       8,500   McDonald's Corp.                                     264,690
       6,500   Outback Steakhouse, Inc.                             297,635
       4,500   P.F. Chang's China Bistro, Inc.*<F2>                 269,100
       4,000   Panera Bread Co.*<F2>                                226,120
       6,500   Papa John's International, Inc.*<F2>                 225,680
      14,500   Yum! Brands, Inc.                                    751,245
                                                                -----------
                                                                  2,893,905
               RETAIL-SPECIALTY -- 15.2%
      12,500   Abercrombie & Fitch Co.                              715,500
      10,500   Amazon.com, Inc.*<F2>                                359,835
      25,000   American Eagle Outfitters, Inc.                      738,750
         500   AutoZone, Inc.*<F2>                                   42,850
      14,000   bebe stores, inc.                                    475,300
       9,000   Bed Bath & Beyond Inc.*<F2>                          328,860
      15,000   Best Buy Co., Inc.                                   810,150
      16,500   Chico's FAS, Inc.*<F2>                               466,290
      18,000   Circuit City Stores, Inc.                            288,900
       4,500   Coach, Inc.*<F2>                                     254,835
       4,000   Dollar Tree Stores, Inc.*<F2>                        114,920
      33,000   eBay Inc.*<F2>                                     1,229,580
       2,500   Foot Locker, Inc.                                     73,250
       1,500   Liz Claiborne, Inc.                                   60,195
       2,500   The Men's Wearhouse, Inc.*<F2>                       105,525
       2,500   Michaels Stores, Inc.                                 90,750
       5,500   NIKE, Inc. Cl B                                      458,205
       3,000   Office Depot, Inc.*<F2>                               66,540
       3,500   Pacific Sunwear of California, Inc.*<F2>              97,930
       4,000   PC Connection, Inc.*<F2>                              23,480
       5,000   PETCO Animal Supplies, Inc.*<F2>                     184,050
       4,000   PETsMART, Inc.                                       115,000
       5,000   Pier 1 Imports, Inc.                                  91,150
      12,500   Ross Stores, Inc.                                    364,250
       4,000   Sharper Image Corp.*<F2>                              66,440
      11,500   Staples, Inc.                                        361,445
      16,000   Starbucks Corp.*<F2>                                 826,560
       2,500   Tiffany & Co.                                         86,300
       9,500   Urban Outfitters, Inc.*<F2>                          455,715
       1,500   Whole Foods Market, Inc.                             153,195
                                                                -----------
                                                                  9,505,750
               RETAIL STORES -- 6.0%
       1,500   BJ's Wholesale Club, Inc.*<F2>                        46,590
      19,000   Costco Wholesale Corp.                               839,420
       1,500   Dillard's, Inc.                                       40,350
       3,000   The Gap, Inc.                                         65,520
       3,000   Kohl's Corp.*<F2>                                    154,890
       4,000   Longs Drug Stores Corp.                              136,880
       6,500   Neiman Marcus Group, Inc.                            594,815
      18,500   Nordstrom, Inc.                                    1,024,530
       3,000   Target Corp.                                         150,060
       3,000   Walgreen Co.                                         133,260
      11,500   Wal-Mart Stores, Inc.                                576,265
                                                                -----------
                                                                  3,762,580
               SECURITY SOFTWARE & SERVICES -- 2.7%
      14,000   Check Point Software Technologies Ltd.*<F2>          304,360
       4,000   Internet Security Systems, Inc.*<F2>                  73,200
      20,000   RSA Security Inc.*<F2>                               317,000
      35,000   VeriSign, Inc.*<F2>                                1,004,500
                                                                -----------
                                                                  1,699,060
               SEMICONDUCTOR CAPITAL SPENDING -- 1.7%
       7,500   KLA-Tencor Corp.                                     345,075
      11,000   Novellus Systems, Inc.*<F2>                          294,030
      30,000   Teradyne, Inc.*<F2>                                  438,000
                                                                -----------
                                                                  1,077,105
               SEMICONDUCTORS -- 6.1%
       8,000   Broadcom Corp.*<F2>                                  239,360
      11,000   Cypress Semiconductor Corp.*<F2>                     138,600
      12,000   Integrated Device Technology, Inc.*<F2>              144,360
      15,880   Intel Corp.                                          368,892
      17,500   Lam Research Corp.*<F2>                              505,050
      28,000   Mattson Technology, Inc.*<F2>                        222,320
       7,000   Maxim Integrated Products, Inc.                      286,090
      10,500   QLogic Corp.*<F2>                                    425,250
      16,000   Rambus Inc.*<F2>                                     241,120
      16,500   Texas Instruments Inc.                               420,585
      76,000   Vitesse Semiconductor Corp.*<F2>                     203,680
      22,000   Xilinx, Inc.                                         643,060
                                                                -----------
                                                                  3,838,367
               SERVICES -- 1.4%
       4,000   FedEx Corp.                                          375,800
       8,000   Taser International, Inc.*<F2>                        96,000
       5,500   United Parcel Service, Inc. Cl B                     400,070
                                                                -----------
                                                                    871,870
               SYSTEM SOFTWARE -- 1.1%
      23,000   Autodesk, Inc.                                       684,480

               TELEPHONE SERVICES -- 0.4%
       1,500   Verizon Communications Inc.                           53,250
       7,000   Vodafone Group PLC - SP-ADR                          185,920
                                                                -----------
                                                                    239,170
               TRANSPORTATION -- 2.1%
      11,000   Burlington Northern Santa Fe Corp.                   593,230
       3,000   CSX Corp.                                            124,950
       5,000   Kansas City Southern*<F2>                             96,300
       4,500   Norfolk Southern Corp.                               166,725
       6,000   Yellow Roadway Corp.*<F2>                            351,240
                                                                -----------
                                                                  1,332,445
               UTILITIES -- 0.4%
       3,000   Kinder Morgan, Inc.                                  227,100

               WIRELESS COMMUNICATION -- 2.0%
      12,000   Nextel Communications, Inc.*<F2>                     341,040
       2,000   Nextel Partners, Inc.*<F2>                            43,920
       8,500   Research In Motion Ltd.*<F2>                         649,570
       4,000   Sprint Corp. (FON Group)                              91,000
       4,000   Western Wireless Corp.*<F2>                          151,840
                                                                -----------
                                                                  1,277,370
                                                                -----------
                 Total common stocks
                   (cost $51,725,694)                            61,071,732
                                                                -----------
                 Total long-term investments
                   (cost $51,725,694)                            61,071,732

PRINCIPAL AMOUNT                                                   VALUE
----------------                                                   -----
SHORT-TERM INVESTMENTS -- 2.3% (A)<F3>
               U.S. TREASURY SECURITIES -- 2.2%
    $800,000   U.S. Treasury Bills, 2.12%, due 4/07/05          $   799,717
     600,000   U.S. Treasury Bills, 2.47%, due 4/14/05              599,465
                                                                -----------
                 Total U.S. treasury securities
                   (cost $1,399,182)                              1,399,182
               VARIABLE RATE DEMAND NOTE -- 0.1%
      35,326   U.S. Bank, N.A., 2.60%                                35,326
                                                                -----------
                 Total variable rate demand note
                   (cost $35,326)                                    35,326
                                                                -----------
                 Total short-term investments
                   (cost $1,434,508)                              1,434,508
                                                                -----------
                 Total investments -- 100%
                   (cost $53,160,202)                           $62,506,240
                                                                -----------
                                                                -----------

*<F2>     Non-income producing security.

(A)<F3> Percentages for the various classifications relate to total investments.

ADR - American Depository Receipt

NYS - New York Registered Shares

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2005 (Unaudited)

ASSETS:
     Investments in securities, at value (cost $53,160,202)       $62,506,240
     Receivable from investments sold                               3,365,158
     Dividends and interest receivable                                 32,401
     Receivable from shareholders for purchases                         3,426
                                                                  -----------
          Total assets                                            $65,907,225
                                                                  -----------
                                                                  -----------
LIABILITIES:
     Payable to brokers for securities purchased                   $1,979,912
     Due to custodian                                                  62,994
     Payable to adviser for management fees                            55,356
     Payable to administrator for administrative fees                   8,083
     Payable to shareholders for redemptions                            4,449
     Interest payable                                                     431
     Other liabilities                                                156,849
                                                                  -----------
          Total liabilities                                         2,268,074
                                                                  -----------
NET ASSETS:
     Capital Stock, $0.01 par value; 40,000,000 shares
       authorized; 2,275,556 shares outstanding                   160,331,574
     Net unrealized appreciation on investments                     9,346,038
     Accumulated net realized loss on investments                (106,038,461)
                                                                  -----------
     Net assets                                                    63,639,151
                                                                  -----------
     Total liabilities and net assets                             $65,907,225
                                                                  -----------
                                                                  -----------
CALCULATION OF NET ASSET VALUE PER SHARE:
     Net asset value, offering and redemption price per
       share ($63,639,151 / 2,275,556 shares outstanding)         $     27.97
                                                                  -----------
                                                                  -----------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2005 (Unaudited)

INCOME:
     Dividends                                                     $  190,074
     Interest                                                           7,958
                                                                   ----------
          Total income                                                198,032
                                                                   ----------
EXPENSES:
     Management fees                                                  406,695
     Transfer agent fees                                               85,575
     Distribution fees                                                 59,150
     Administrative services                                           57,462
     Printing and postage expense                                      45,770
     Custodian fees                                                    26,836
     Insurance expense                                                 23,106
     Professional fees                                                 19,582
     Registration fees                                                 18,504
     Board of Directors fees                                            2,500
     Other expenses                                                     8,343
                                                                   ----------
          Total operating expenses before interest expense            753,523
     Interest expense                                                  11,564
                                                                   ----------
          Total expenses                                              765,087
                                                                   ----------
NET INVESTMENT LOSS                                                  (567,055)
                                                                   ----------
NET REALIZED LOSS ON INVESTMENTS                                   (2,878,549)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                7,651,396
                                                                   ----------
NET GAIN ON INVESTMENTS                                             4,772,847
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $4,205,792
                                                                   ----------
                                                                   ----------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2005 (Unaudited) and For the Year Ended September 30, 2004


                                                                                                    2005                2004
                                                                                                    ----                ----
OPERATIONS:
     Net investment loss                                                                        $  (567,055)        $(1,569,629)
     Net realized (loss) gain on investments                                                     (2,878,549)            667,155
     Net change in unrealized appreciation on investments                                         7,651,396           1,230,289
                                                                                                -----------         -----------
          Net increase in net assets resulting from operations                                    4,205,792             327,815
                                                                                                -----------         -----------
FUND SHARE ACTIVITIES:
     Proceeds from shares issued (309,463 and 1,748,524 shares, respectively)                     8,755,147          54,718,743
     Cost of shares redeemed (1,155,213 and 3,599,902 shares, respectively)                     (33,531,439)       (109,740,156)
                                                                                                -----------         -----------
          Net decrease in net assets derived from Fund share activities                         (24,776,292)        (55,021,413)
                                                                                                -----------         -----------
          TOTAL DECREASE                                                                        (20,570,500)        (54,693,598)
NET ASSETS AT THE BEGINNING OF THE PERIOD                                                        84,209,651         138,903,249
                                                                                                -----------         -----------
NET ASSETS AT THE END OF THE PERIOD                                                             $63,639,151         $84,209,651
                                                                                                -----------         -----------
                                                                                                -----------         -----------


FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)

                                                 (UNAUDITED)
                                                 FOR THE SIX                      FOR THE YEARS ENDED SEPTEMBER 30,
                                                MONTHS ENDING       ------------------------------------------------------------
                                                MARCH 31, 2005      2004           2003          2002           2001        2000
                                                --------------      ----           ----          ----           ----        ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $26.98         $27.93         $19.61         $29.73        $66.57      $53.98
Income from investment operations:
     Net investment loss*<F4>                        (0.20)         (0.40)         (0.22)         (0.25)        (0.38)      (0.51)
     Net realized and unrealized gain
       (loss) on investments                          1.19          (0.55)**<F5>    8.54          (9.87)       (36.46)      13.11
                                                    ------         ------         ------         ------        ------      ------
Total from investment operations                      0.99          (0.95)          8.32         (10.12)       (36.84)      12.60
Less distributions:
     Dividend from net investment income                --             --             --             --            --          --
     Distribution from net realized gains               --             --             --             --            --       (0.01)
                                                    ------         ------         ------         ------        ------      ------
Total from distributions                                --             --             --             --            --       (0.01)
                                                    ------         ------         ------         ------        ------      ------
Net asset value, end of period                      $27.97         $26.98         $27.93         $19.61        $29.73      $66.57
                                                    ------         ------         ------         ------        ------      ------
                                                    ------         ------         ------         ------        ------      ------
TOTAL RETURN                                         3.67%(1)<F6>  (3.44%)        42.43%        (34.04%)      (55.34%)     23.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)              63,639         84,210        138,903         80,033       182,742     583,884
Ratio of operating expenses before interest
  expense to average net assets                      1.86%(2)<F7>   1.61%          1.72%          1.49%         1.34%       1.29%
Ratio of interest expense to average net assets      0.03%(2)<F7>   0.02%          0.02%          0.02%         0.01%       0.00%
Ratio of net investment loss to average net assets  (1.40%)(2)<F7> (1.33%)        (0.88%)        (0.82%)       (0.82%)     (0.84%)
Portfolio turnover rate                              67.4%          94.0%          83.7%          67.0%         35.8%       17.3%



*<F4> In 2005, 2004, 2003, 2002 and 2001, net investment loss per share is calculated using average shares outstanding. In 2000 net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

**<F5> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(1)<F6>   Not Annualized.

(2)<F7>   Annualized.

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Opportunity Fund
SCHEDULE OF INVESTMENTS
March 31, 2005 (Unaudited)

     SHARES                                                         VALUE
     ------                                                         -----
LONG-TERM INVESTMENTS  75.4% (A)<F9>
COMMON STOCKS -- 75.4% (A)<F9>

               APPLICATION SOFTWARE -- 1.3%
       4,000   Business Objects S.A. - SP-ADR*<F8>              $   107,560
       7,000   Compuware Corp.*<F8>                                  50,400
       6,000   Novell, Inc.*<F8>                                     35,760
                                                                -----------
                                                                    193,720
               BIOTECHNOLOGY -- 4.5%
      10,000   Altair Nanotechnologies, Inc.*<F8>                    35,700
      15,000   AVANIR Pharmaceuticals*<F8>                           33,000
      24,000   Biomira, Inc.*<F8>                                    44,640
       5,000   Incyte Corp.*<F8>                                     34,150
       5,800   Orchid Biosciences, Inc.*<F8>                         68,208
       3,000   Protein Design Labs, Inc.*<F8>                        47,970
       2,000   Sepracor Inc.*<F8>                                   114,820
       3,000   Serologicals Corp.*<F8>                               73,320
       4,000   StemCells, Inc.*<F8>                                  12,600
       7,000   Transkaryotic Therapies, Inc.*<F8>                   174,755
      10,000   Vion Pharmaceuticals, Inc.*<F8>                       28,500
                                                                -----------
                                                                    667,663
               BUSINESS SOFTWARE & SERVICES -- 8.9%
      13,000   Akamai Technologies, Inc.*<F8>                       165,490
       6,000   Aspen Technology, Inc.*<F8>                           34,080
       5,000   CheckFree Corp.*<F8>                                 203,800
      18,000   Commtouch Software Ltd.*<F8>                          12,600
       7,000   Comverse Technology, Inc.*<F8>                       176,540
         500   CryptoLogic Inc.                                      15,490
       3,000   Digital River, Inc.*<F8>                              93,480
       3,000   Monster Worldwide Inc.*<F8>                           84,150
       6,000   Radiant Systems, Inc.*<F8>                            58,800
      20,000   Sapient Corp.*<F8>                                   146,900
       8,000   Sonic Solutions*<F8>                                 120,400
      20,000   Sonus Networks, Inc.*<F8>                             84,800
       8,000   TIBCO Software Inc.*<F8>                              59,600
      22,000   Viewpoint Corp.*<F8>                                  61,600
                                                                -----------
                                                                  1,317,730
               CABLE TV/BROADCASTING -- 3.6%
       9,000   Crown Media Holdings, Inc.*<F8>                       81,090
      28,000   Sirius Satellite Radio Inc.*<F8>                     157,360
       3,840   UnitedGlobalCom, Inc.*<F8>                            36,327
       8,000   XM Satellite Radio Holdings Inc.*<F8>                252,000
                                                                -----------
                                                                    526,777
               CHEMICALS-SPECIALTY -- 0.4%
       5,000   W.R. Grace & Co.*<F8>                                 42,600
       8,000   Isonics Corp.*<F8>                                    19,360
                                                                -----------
                                                                     61,960
               COMMUNICATION EQUIPMENT -- 5.4%
       7,000   Brocade Communications Systems, Inc.*<F8>             41,440
      10,000   Corning Inc.*<F8>                                    111,300
       4,000   Endwave Corp.*<F8>                                    95,040
       5,000   L.M. Ericsson Telephone Co. ADR                      141,000
      20,000   Harmonic Inc.*<F8>                                   191,200
       5,000   NETGEAR, Inc.*<F8>                                    75,450
       4,000   QUALCOMM Inc.*<F8>                                   146,600
                                                                -----------
                                                                    802,030
               COMMUNICATIONS SERVICES -- 0.3%
       3,000   Crown Castle International Corp.*<F8>                 48,180

               COMPUTER & PERIPHERALS -- 2.1%
       2,000   Apple Computer, Inc.*<F8>                             83,340
       5,000   Network Appliance, Inc.*<F8>                         138,300
       3,350   PalmOne, Inc.*<F8>                                    85,023
                                                                -----------
                                                                    306,663
               COMPUTER NETWORKING -- 2.9%
       6,600   Cisco Systems Inc.*<F8>                              118,074
       7,000   Foundry Networks, Inc.*<F8>                           69,300
       3,000   Juniper Networks, Inc.*<F8>                           66,180
       8,000   WebEx Communications, Inc.*<F8>                      172,720
                                                                -----------
                                                                    426,274
               COMPUTER SOFTWARE & SERVICES -- 0.3%
       3,000   Wind River Systems, Inc.*<F8>                         45,240

               DIVERSIFIED -- 1.8%
      17,000   Crown Holdings, Inc.*<F8>                            264,520

               DRUGS -- 0.7%
       9,000   ARIAD Pharmaceuticals, Inc.*<F8>                      50,400
       1,000   Covance Inc.*<F8>                                     47,610
                                                                -----------
                                                                     98,010
               ELECTRICAL EQUIPMENT -- 0.3%
       2,000   PerkinElmer, Inc.                                     41,260

               ELECTRONICS -- 0.5%
       3,000   Brightpoint, Inc.*<F8>                                56,190
      10,000   GigaMedia Ltd.*<F8>                                   15,500
                                                                -----------
                                                                     71,690
               ENERGY -- 0.2%
         500   EOG Resources, Inc.                                   24,370

               ENERGY-SERVICES -- 1.6%
       1,500   Fiserv, Inc.*<F8>                                     59,700
       1,500   NS Group, Inc.*<F8>                                   47,115
      16,000   Parker Drilling Co.*<F8>                              92,000
       1,000   Veritas DGC Inc.*<F8>                                 29,960
                                                                -----------
                                                                    228,775
               ENTERTAINMENT/MEDIA -- 1.0%
       2,000   The Walt Disney Co.                                   57,460
       4,000   Lions Gate Entertainment Corp.*<F8>                   44,200
      10,000   WorldGate Communications, Inc.*<F8>                   39,000
                                                                -----------
                                                                    140,660
               FINANCIAL SERVICES -- 1.9%
       7,000   Ameritrade Holding Corp.*<F8>                         71,470
       8,000   E*TRADE Financial Corp.*<F8>                          96,000
      21,000   HomeStore, Inc.*<F8>                                  46,620
       4,000   Providian Financial Corp.*<F8>                        68,640
                                                                -----------
                                                                    282,730
               GOLD & SILVER -- 1.1%
      10,000   Coeur d'Alene Mines Corp.*<F8>                        36,700
       5,000   Pan American Silver Corp.*<F8>                        79,275
      14,000   Wheaton River Minerals Ltd.*<F8>                      49,700
                                                                -----------
                                                                    165,675
               HOUSEHOLD PRODUCTS -- 0.1%
       2,000   Royal Group Technologies Ltd.*<F8>                    21,100

               INSTRUMENTS -- 0.3%
       1,500   Itron, Inc.*<F8>                                      44,460

               INSURANCE -- 0.4%
       3,000   Danielson Holding Corp.*<F8>                          51,750

               INTERNET INFORMATION PROVIDERS -- 2.7%
       3,000   Ask Jeeves, Inc.*<F8>                                 84,240
       5,000   CNET Networks, Inc.*<F8>                              47,200
       2,000   InfoSpace, Inc.*<F8>                                  81,660
      20,000   iVillage Inc.*<F8>                                   121,800
       7,000   WebMD Corp.*<F8>                                      59,500
                                                                -----------
                                                                    394,400
               INTERNET SERVICE PROVIDERS -- 0.4%
       7,000   EarthLink, Inc.*<F8>                                  63,000

               INTERNET SOFTWARE & SERVICES -- 2.7%
      24,000   CMGI Inc.*<F8>                                        49,920
      10,000   Openwave Systems Inc.*<F8>                           121,900
       9,000   Red Hat, Inc.*<F8>                                    98,190
       2,500   Websense, Inc.*<F8>                                  134,500
                                                                -----------
                                                                    404,510
               MEDICAL SERVICES -- 0.8%
       1,000   Health Management Associates, Inc.                    26,180
         500   Lincare Holdings Inc.*<F8>                            22,115
       1,500   Triad Hospitals, Inc.*<F8>                            75,150
                                                                -----------
                                                                    123,445
               METALS -- 0.4%
       3,000   Metals USA, Inc.*<F8>                                 58,770

               PHOTOGRAPHY -- 0.5%
       3,000   Komag, Inc.*<F8>                                      67,050

               RETAIL-SPECIALTY -- 3.2%
       2,000   Best Buy Co., Inc.                                   108,020
       8,000   Circuit City Stores, Inc.                            128,400
       2,000   Foot Locker, Inc.                                     58,600
       2,000   J. Jill Group Inc.*<F8>                               27,520
       8,000   Navarre Corp.*<F8>                                    63,600
       3,000   PC Connection, Inc.*<F8>                              17,610
       3,000   Pep Boys-Manny, Moe & Jack                            52,740
       1,000   Saks Inc.*<F8>                                        18,050
                                                                -----------
                                                                    474,540
               RETAIL STORES -- 0.3%
       2,000   The Gap, Inc.                                         43,680

               SECURITY SOFTWARE & SERVICES -- 4.2%
       4,000   Check Point Software Technologies Ltd.*<F8>           86,960
       4,000   Internet Security Systems, Inc.*<F8>                  73,200
       6,000   McAfee, Inc.*<F8>                                    135,360
      11,000   VeriSign, Inc.*<F8>                                  315,700
                                                                -----------
                                                                    611,220
               SEMICONDUCTOR CAPITAL SPENDING -- 1.6%
       5,000   ASML Holding N.V. - NYS*<F8>                          83,850
      10,000   Semitool, Inc.*<F8>                                  102,000
       3,000   Teradyne, Inc.*<F8>                                   43,800
                                                                -----------
                                                                    229,650
               SEMICONDUCTORS -- 10.9%
      11,000   Atmel Corp.*<F8>                                      32,450
       4,000   Broadcom Corp.*<F8>                                  119,680
      10,000   Cirrus Logic, Inc.*<F8>                               45,200
       6,000   Cypress Semiconductor Corp.*<F8>                      75,600
       4,000   Flextronics International Ltd.*<F8>                   48,160
       8,000   Integrated Device Technology, Inc.*<F8>               96,240
       4,200   Intel Corp.                                           97,566
       4,000   Lam Research Corp.*<F8>                              115,440
       1,500   Marvell Technology Group Ltd.*<F8>                    57,510
      17,000   Mattson Technology, Inc.*<F8>                        134,980
       9,666   Mindspeed Technologies Inc.*<F8>                      21,555
      10,000   MIPS Technologies, Inc.*<F8>                         115,000
       3,000   NVIDIA Corp.*<F8>                                     71,280
      12,000   PLX Technology, Inc.*<F8>                            126,000
      18,000   PMC-Sierra, Inc.*<F8>                                158,400
      12,000   Rambus Inc.*<F8>                                     180,840
       5,000   SIPEX Corp.*<F8>                                      11,600
       4,000   Texas Instruments Inc.                               101,960
                                                                -----------
                                                                  1,609,461
               SERVICES -- 0.5%
      10,000   EVCI Career Colleges Holding Corp.*<F8>               76,000

               SYSTEM SOFTWARE -- 0.5%
      13,000   Parametric Technology Corp.*<F8>                      72,670

               TELECOMMUNICATIONS -- 1.3%
       6,000   Avaya Inc.*<F8>                                       70,080
      10,000   Lucent Technologies Inc.*<F8>                         27,500
      16,000   Nortel Networks Corp.*<F8>                            43,680
       7,000   Tellabs, Inc.*<F8>                                    51,100
                                                                -----------
                                                                    192,360
               TRANSPORTATION -- 0.1%
       2,000   MC Shipping, Inc.                                     16,220

               WIRELESS COMMUNICATION -- 5.7%
       8,500   Motorola, Inc.                                       127,245
       5,000   Research In Motion Ltd.*<F8>                         382,100
       3,000   Sprint Corp. (FON Group)                              68,250
       9,000   Telesystem International Wireless Inc.*<F8>          137,250
      18,000   UbiquiTel Inc.*<F8>                                  120,600
                                                                -----------
                                                                    835,445
                                                                -----------
                 Total common stocks
                   (cost $6,402,264)                             11,103,658
                                                                -----------
                 Total long-term investments
                   (cost $6,402,264)                             11,103,658
    PRINCIPAL
     AMOUNT
   ---------
SHORT-TERM INVESTMENTS -- 24.6% (A)<F9>
U.S. TREASURY SECURITIES -- 20.3%
    $750,000   U.S. Treasury Bills, 2.50%, due 4/07/05              749,688
     750,000   U.S. Treasury Bills, 2.51%, due 4/14/05              749,320
     750,000   U.S. Treasury Bills, 2.55%, due 4/21/05              748,933
     750,000   U.S. Treasury Bills, 2.56%, due 4/28/05              748,560
                                                                -----------
                 Total U.S. treasury securities
                   (cost $2,996,501)                              2,996,501
                                                                -----------
               Variable Rate Demand Note -- 4.3%
     635,121   U.S. Bank, N.A., 2.60%                               635,121
                                                                -----------
                 Total variable rate demand note
                   (cost $635,121)                                  635,121
                                                                -----------
                 Total short-term investments
                   (cost $3,361,622)                              3,631,622
                                                                -----------
                 Total investments -- 100%
                   (cost $10,033,886)                           $14,735,280
                                                                -----------
                                                                -----------
*<F8>     Non-income producing security.

(A)<F9> Percentages for the various classifications relate to total investments.

ADR - American Depository Receipt

N.V. - Netherlands Antilles Limited Liability Corporation

NYS - New York Registered Shares

  The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2005 (Unaudited)

ASSETS:
     Investments in securities, at value (cost $10,033,886)       $14,735,280
     Receivable from investments sold                               1,030,324
     Dividends and interest receivable                                  2,661
                                                                  -----------
          Total assets                                            $15,768,265
                                                                  -----------
                                                                  -----------
LIABILITIES:
     Payable to brokers for securities purchased                  $   770,832
     Payable to adviser for management fees                            12,946
     Payable to shareholders for redemptions                            7,997
     Due to custodian                                                   5,334
     Payable to administrator for administrative fees                   2,589
     Interest payable                                                     258
     Other liabilities                                                 56,399
                                                                  -----------
          Total liabilities                                           856,355
                                                                  -----------
NET ASSETS:
     Capital Stock, $0.01 par value; 40,000,000 shares
       authorized; 937,924 shares outstanding                      11,237,702
     Net unrealized appreciation on investments                     4,701,394
     Accumulated net realized loss on investments                  (1,027,186)
                                                                  -----------
          Net assets                                               14,911,910
                                                                  -----------
          Total liabilities and net assets                        $15,768,265
                                                                  -----------
                                                                  -----------
CALCULATION OF NET ASSET VALUE PER SHARE:
     Net asset value, offering and redemption price
       per share ($14,911,910 / 937,924 shares outstanding)       $     15.90
                                                                  -----------
                                                                  -----------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2005 (Unaudited)

INCOME:
     Dividends                                                     $    5,225
     Interest                                                           4,647
                                                                   ----------
          Total income                                                  9,872
                                                                   ----------
EXPENSES:
     Management fees                                                   90,720
     Administrative services                                           19,608
     Transfer agent fees                                               15,540
     Distribution fees                                                 13,650
     Professional fees                                                 11,787
     Registration fees                                                  8,884
     Printing and postage expense                                       8,423
     Custodian fees                                                     6,136
     Insurance expense                                                  4,447
     Board of Directors fees                                            2,500
     Other expenses                                                       769
                                                                   ----------
          Total operating expenses before interest expense            182,464
     Interest expense                                                   5,325
                                                                   ----------
          Total expenses                                              187,789
                                                                   ----------
NET INVESTMENT LOSS                                                  (177,917)
                                                                   ----------
NET REALIZED LOSS ON INVESTMENTS                                     (749,117)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                1,571,411
                                                                   ----------
NET GAIN ON INVESTMENTS                                               822,294
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  644,377
                                                                   ----------
                                                                   ----------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2005 (Unaudited) and For the Year Ended September 30, 2004


                                                                                        2005                    2004
                                                                                        ----                    ----
OPERATIONS:
     Net investment loss                                                            $  (177,917)             $  (566,724)
     Net realized (loss) gain on investments                                           (749,117)               2,004,803
     Net change in unrealized appreciation on investments                             1,571,411               (2,992,834)
                                                                                    -----------              -----------
          Net increase (decrease) in net assets resulting from operations               644,377               (1,554,755)
                                                                                    -----------              -----------
DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net realized gains ($1.30480 and $0.73628
       per share, respectively)                                                      (1,432,499)              (1,226,731)*<F10>
                                                                                    -----------              -----------
FUND SHARE ACTIVITIES:
     Proceeds from shares issued (311,657 and 1,920,545 shares, respectively)         5,457,373               40,315,699
     Net asset value of shares issued in distributions reinvested
       (82,940 and 57,761 shares, respectively)                                       1,389,237                1,193,946
     Cost of shares redeemed (572,949 and 2,308,497 shares, respectively)           (10,001,928)             (46,318,679)
                                                                                    -----------              -----------
          Net decrease in net assets derived from Fund share activities              (3,155,318)              (4,809,034)
                                                                                    -----------              -----------
          TOTAL DECREASE                                                             (3,943,440)              (7,590,520)
NET ASSETS AT THE BEGINNING OF THE PERIOD                                            18,855,350               26,445,870
                                                                                    -----------              -----------
NET ASSETS AT THE END OF THE PERIOD                                                 $14,911,910              $18,855,350
                                                                                    -----------              -----------
                                                                                    -----------              -----------


*<F10>    See Note 7

FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)


                                                 (UNAUDITED)
                                                 FOR THE SIX                     FOR THE YEARS ENDED SEPTEMBER 30,
                                                MONTHS ENDING      -------------------------------------------------------------
                                                MARCH 31, 2005     2004            2003          2002         2001          2000
                                                --------------     ----            ----          ----         ----          ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $16.89          $18.28        $11.24        $16.82       $43.31        $34.23
Income from investment operations:
     Net investment loss*<F11>                       (0.17)          (0.38)        (0.23)        (0.23)       (0.37)        (0.56)
     Net realized and unrealized gain (loss)
       on investments                                 0.48           (0.27)         7.27         (5.31)      (25.47)         9.74
                                                    ------          ------        ------        ------       ------        ------
Total from investment operations                      0.31           (0.65)         7.04         (5.54)      (25.84)         9.18
Less distributions:
     Dividend from net investment income                --              --            --            --           --            --
     Distributions from net realized gains           (1.30)          (0.74)           --         (0.04)       (0.65)        (0.10)
                                                    ------          ------        ------        ------       ------        ------
Total from distributions                             (1.30)          (0.74)           --         (0.04)       (0.65)        (0.10)
                                                    ------          ------        ------        ------       ------        ------
Net asset value, end of period                      $15.90          $16.89        $18.28        $11.24       $16.82        $43.31
                                                    ------          ------        ------        ------       ------        ------
                                                    ------          ------        ------        ------       ------        ------
TOTAL RETURN                                         1.47%(1)<F12>  (4.29%)       62.63%       (33.02%)     (60.44%)       26.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)              14,912          18,855        26,446        14,065       27,794       104,610
Ratio of operating expenses before
  interest expense to average net assets             2.01%(2)<F13>   1.91%         1.98%         1.84%        1.69%         1.31%
Ratio of interest expense to average net assets      0.06%(2)<F13>   0.05%         0.04%         0.03%        0.05%         0.00%
Ratio of net investment loss to average
  net assets                                        (1.96%)(2)<F13> (1.87%)       (1.56%)       (1.33%)      (1.29%)       (0.97%)
Portfolio turnover rate                              16.0%           65.7%         88.4%        195.0%        74.0%          8.8%


*<F11> In 2005, 2004, 2003, 2002 and 2001, net investment loss per share is calculated using average shares outstanding. In 2000 net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(1)<F12>  Not Annualized.

(2)<F13>  Annualized.

  The accompanying notes to financial statements are an integral part of these statements.
Reynolds Fund
SCHEDULE OF INVESTMENTS
March 31, 2005 (Unaudited)
      SHARES                                                       VALUE
      ------                                                       -----
LONG-TERM INVESTMENTS -- 96.8% (A)<F15>
COMMON STOCKS -- 96.8% (A)<F15>

               ADVERTISING -- 1.2%
      24,000   ValueClick, Inc.*<F14>                           $   254,640

               APPLICATION SOFTWARE -- 1.2%
         500   Cognos, Inc.*<F14>                                    20,970
      10,000   Compuware Corp.*<F14>                                 72,000
      10,000   Novell, Inc.*<F14>                                    59,600
       5,000   VERITAS Software Corp.*<F14>                         116,100
                                                                -----------
                                                                    268,670
               BIOTECHNOLOGY -- 4.3%
      19,000   AVANIR Pharmaceuticals*<F14>                          41,800
      19,000   The Immune Response Corp.*<F14>                       14,820
      18,000   Incyte Corp.*<F14>                                   122,940
      16,800   Orchid Biosciences, Inc.*<F14>                       197,568
      42,000   Peregrine Pharmaceuticals, Inc.*<F14>                 61,740
       5,000   Protein Design Labs, Inc.*<F14>                       79,950
       5,000   Serologicals Corp.*<F14>                             122,200
      16,000   StemCells, Inc.*<F14>                                 50,400
       4,000   Transkaryotic Therapies, Inc.*<F14>                   99,860
      47,000   Vion Pharmaceuticals, Inc.*<F14>                     133,950
                                                                -----------
                                                                    925,228
               BUSINESS SOFTWARE & SERVICES -- 7.9%
      10,000   Akamai Technologies, Inc.*<F14>                      127,300
      10,000   Aspen Technology, Inc.*<F14>                          56,800
       3,000   Comverse Technology, Inc.*<F14>                       75,660
      72,000   I-many, Inc.*<F14>                                   114,480
      18,000   Manugistics Group, Inc.*<F14>                         30,240
      15,000   Onstream Media Corp.*<F14>                            24,750
      30,466   OpenTV Corp.*<F14>                                    86,523
       2,000   Quest Software, Inc.*<F14>                            27,680
      27,000   Radiant Systems, Inc.*<F14>                          264,600
      11,000   Sapient Corp.*<F14>                                   80,795
       5,000   Sonic Solutions*<F14>                                 75,250
      45,000   Sonus Networks, Inc.*<F14>                           190,800
      45,000   TIBCO Software Inc.*<F14>                            335,250
      53,000   Viewpoint Corp.*<F14>                                148,400
      11,000   webMethods, Inc.*<F14>                                60,280
                                                                -----------
                                                                  1,698,808
               CABLE TV/BROADCASTING -- 4.6%
       5,000   Crown Media Holdings, Inc.*<F14>                      45,050
      70,000   Sirius Satellite Radio Inc.*<F14>                    393,400
      16,640   UnitedGlobalCom, Inc.*<F14>                          157,414
      12,500   XM Satellite Radio Holdings Inc.*<F14>               393,750
                                                                -----------
                                                                    989,614
               CHEMICALS -- 0.3%
       4,000   Wellman, Inc.                                         57,840

               CHEMICALS-SPECIALTY -- 0.9%
      19,000   Isonics Corp.*<F14>                                   45,980
       7,000   KFx Inc.*<F14>                                        93,800
       5,000   Star Scientific, Inc.*<F14>                           26,450
       4,000   Terra Industries Inc.*<F14>                           31,040
                                                                -----------
                                                                    197,270
               COMMUNICATION EQUIPMENT -- 5.8%
      13,000   Brocade Communications Systems, Inc.*<F14>            76,960
      12,000   Concurrent Computer Corp.*<F14>                       24,720
      12,000   Corning Inc.*<F14>                                   133,560
      61,000   Digital Lightwave, Inc.*<F14>                         48,190
       8,000   Endwave Corp.*<F14>                                  190,080
       3,000   L.M. Ericsson Telephone Co. ADR                       84,600
      52,000   Harmonic Inc.*<F14>                                  497,120
       8,000   Network Equipment Technologies, Inc.*<F14>            45,040
       5,000   Plexus Corp.*<F14>                                    57,550
      21,000   Terayon Communication Systems, Inc.*<F14>             64,680
      12,100   Zhone Technologies, Inc.*<F14>                        30,855
                                                                -----------
                                                                  1,253,355
               COMMUNICATION SERVICES -- 0.4%
       5,000   Crown Castle International Corp.*<F14>                80,300

               COMPUTER & PERIPHERALS -- 3.3%
       7,000   Network Appliance, Inc.*<F14>                        193,620
       6,710   PalmOne, Inc.*<F14>                                  170,300
      28,000   Quantum Corp.*<F14>                                   81,480
       7,000   SimpleTech, Inc.*<F14>                                27,580
       9,000   Symbol Technologies, Inc.                            130,410
       8,000   Western Digital Corp.*<F14>                          102,000
                                                                -----------
                                                                    705,390
               COMPUTER NETWORKING -- 3.4%
       9,000   Computer Network Technology Corp.*<F14>               41,580
      15,000   Extreme Networks, Inc.*<F14>                          88,350
       9,000   Foundry Networks, Inc.*<F14>                          89,100
       5,000   Juniper Networks, Inc.*<F14>                         110,300
      13,000   Sierra Wireless, Inc.*<F14>                          106,860
      14,000   WebEx Communications, Inc.*<F14>                     302,260
                                                                -----------
                                                                    738,450
               COMPUTER SOFTWARE & SERVICES -- 2.1%
      11,000   Borland Software Corp.*<F14>                          89,320
      29,000   Silicon Graphics, Inc.*<F14>                          34,510
      14,000   VA Software Corp.*<F14>                               23,100
      21,000   Wind River Systems, Inc.*<F14>                       316,680
                                                                -----------
                                                                    463,610
               DIVERSIFIED -- 2.0%
      27,500   Crown Holdings, Inc.*<F14>                           427,900

               DRUGS -- 0.8%
      49,000   Alteon Inc.*<F14>                                     28,910
      18,000   ARIAD Pharmaceuticals, Inc.*<F14>                    100,800
      68,000   Questcor Pharmaceuticals, Inc.*<F14>                  38,760
                                                                -----------
                                                                    168,470
               ELECTRICAL EQUIPMENT -- 0.2%
      32,000   Arotech Corp.*<F14>                                   44,480

               ELECTRONICS -- 2.2%
      39,000   Alanco Technologies, Inc.*<F14>                       44,850
      40,000   GigaMedia Ltd.*<F14>                                  62,000
      18,000   Micrel, Inc.*<F14>                                   165,960
      20,000   Powerwave Technologies, Inc.*<F14>                   154,800
      13,000   SRS Labs, Inc.*<F14>                                  51,870
                                                                -----------
                                                                    479,480
               ENERGY -- 0.7%
      60,000   Harken Energy Corp.*<F14>                             29,400
      18,000   TransGlobe Energy Corp.*<F14>                        115,560
                                                                -----------
                                                                    144,960
               ENERGY-SERVICES -- 1.6%
      38,000   Parker Drilling Co.*<F14>                            218,500
       4,000   Veritas DGC Inc.*<F14>                               119,840
                                                                -----------
                                                                    338,340
               ENTERTAINMENT/MEDIA -- 1.8%
      12,000   Napster Inc.*<F14>                                    78,120
      82,000   WorldGate Communications, Inc.*<F14>                 319,800
                                                                -----------
                                                                    397,920
               FINANCIAL SERVICES -- 1.6%
      50,000   HomeStore, Inc.*<F14>                                111,000
       4,000   Knight Trading Group, Inc.*<F14>                      38,560
      10,000   Providian Financial Corp.*<F14>                      171,600
       3,000   The Charles Schwab Corp.                              31,530
                                                                -----------
                                                                    352,690
               GOLD & SILVER -- 2.4%
      11,000   Coeur d'Alene Mines Corp.*<F14>                       40,370
      23,000   Northgate Minerals Corp.*<F14>                        32,890
       8,000   Pan American Silver Corp.*<F14>                      126,840
      90,000   Wheaton River Minerals Ltd.*<F14>                    319,500
                                                                -----------
                                                                    519,600
               HOTEL -- 0.5%
     139,000   Wyndham International, Inc.*<F14>                    111,200

               HOUSEHOLD PRODUCTS -- 0.2%
      14,000   Revlon, Inc.*<F14>                                    40,320

               INSTRUMENTS -- 0.4%
       4,000   Clinical Data, Inc.                                   65,600
      10,000   Therma-Wave Inc.*<F14>                                19,300
                                                                -----------
                                                                     84,900
               INSURANCE -- 0.7%
       4,000   Danielson Holding Corp.*<F14>                         69,000
      35,000   SCOR SP-ADR*<F14>                                     74,550
                                                                -----------
                                                                    143,550
               INTERNET -- 0.2%
       3,000   Jupitermedia Corp.*<F14>                              46,530

               INTERNET INFORMATION PROVIDERS -- 4.6%
       5,000   Autobytel Inc.*<F14>                                  25,200
      45,000   BackWeb Technologies Ltd.*<F14>                       24,750
      25,000   CNET Networks, Inc.*<F14>                            236,000
      45,000   iVillage Inc.*<F14>                                  274,050
       3,000   Sohu.com Inc.*<F14>                                   52,740
      63,000   theglobe.com, inc.*<F14>                               9,135
      96,000   Verticalnet, Inc.*<F14>                               83,520
      23,000   WebMD Corp.*<F14>                                    195,500
       3,000   Yahoo! Inc.*<F14>                                    101,700
                                                                -----------
                                                                  1,002,595
               INTERNET SERVICE PROVIDERS -- 1.0%
     100,000   Internap Network Services Corp.*<F14>                 59,000
       5,000   SINA Corp.*<F14>                                     155,300
                                                                -----------
                                                                    214,300
               INTERNET SOFTWARE & SERVICES -- 6.2%
      10,000   Art Technology Group, Inc.*<F14>                      10,500
     111,000   CMGI Inc.*<F14>                                      230,880
      15,333   Openwave Systems Inc.*<F14>                          186,909
       7,000   RealNetworks, Inc.*<F14>                              40,460
      17,000   Red Hat, Inc.*<F14>                                  185,470
      44,000   Safeguard Scientifics, Inc.*<F14>                     62,480
       8,500   SkyTerra Communications, Inc.*<F14>                  328,525
      14,000   SonicWALL, Inc.*<F14>                                 71,260
      38,000   Youbet.com, Inc.*<F14>                               222,680
                                                                -----------
                                                                  1,339,164
               MEDICAL SERVICES -- 0.1%
       5,000   Delcath Systems Inc.*<F14>                            11,700

               MEDICAL SUPPLIES -- 0.8%
       3,000   Cytyc Corp.*<F14>                                     69,030
      25,000   HearUSA, Inc.*<F14>                                   49,750
       7,000   Sonic Innovations, Inc.*<F14>                         39,060
      26,000   Vasomedical, Inc.*<F14>                               24,440
                                                                -----------
                                                                    182,280
               METALS -- 0.7%
       2,000   Commercial Metals Co.                                 67,780
       3,000   NS Group, Inc.*<F14>                                  94,230
                                                                -----------
                                                                    162,010
               OFFICE EQUIPMENT & SUPPLIES -- 0.6%
       8,000   Xerox Corp.*<F14>                                    121,200

               PHOTOGRAPHY -- 0.7%
       7,000   Komag, Inc.*<F14>                                    156,450

               RESTAURANTS -- 0.8%
      16,000   Luby's, Inc.*<F14>                                   124,000
       2,000   O'Charley's Inc.*<F14>                                43,480
                                                                -----------
                                                                    167,480
               RETAIL-SPECIALTY -- 2.3%
      85,000   Ableauctions.com, Inc.*<F14>                          49,300
      22,000   Charming Shoppes, Inc.*<F14>                         178,860
       2,000   eBay Inc.*<F14>                                       74,520
       8,000   Navarre Corp.*<F14>                                   63,600
       9,000   PC Connection, Inc.*<F14>                             52,830
       3,000   Stein Mart, Inc.*<F14>                                67,500
                                                                -----------
                                                                    486,610
               SECURITY SOFTWARE & SERVICES -- 4.7%
       3,000   Check Point Software Technologies Ltd.*<F14>          65,220
       4,000   Internet Security Systems, Inc.*<F14>                 73,200
       6,000   McAfee, Inc.*<F14>                                   135,360
      12,000   RSA Security Inc.*<F14>                              190,200
       2,350   SafeNet, Inc.*<F14>                                   68,879
       5,000   Secure Computing Corp.*<F14>                          42,850
       6,000   VASCO Data Security International, Inc.*<F14>         37,740
      11,000   VeriSign, Inc.*<F14>                                 315,700
      66,000   Vignette Corp.*<F14>                                  86,460
                                                                -----------
                                                                  1,015,609
               SEMICONDUCTOR CAPITAL SPENDING -- 3.3%
      15,000   Asyst Technologies, Inc.*<F14>                        71,850
      32,000   ISCO International Inc.*<F14>                          9,920
       6,000   Ixia*<F14>                                           106,740
      15,000   Kulicke and Soffa Industries, Inc.*<F14>              94,350
      10,000   Semitool, Inc.*<F14>                                 102,000
      12,000   Teradyne, Inc.*<F14>                                 175,200
     113,000   TranSwitch Corp.*<F14>                               154,810
                                                                -----------
                                                                    714,870
               SEMICONDUCTORS -- 11.5%
       4,000   ATI Technologies Inc.*<F14>                           69,040
      21,000   Atmel Corp.*<F14>                                     61,950
       6,000   Cirrus Logic, Inc.*<F14>                              27,120
      28,336   Conexant Systems, Inc.*<F14>                          42,504
      12,000   Integrated Device Technology, Inc.*<F14>             144,360
      21,000   LSI Logic Corp.*<F14>                                117,390
      24,000   Mattson Technology, Inc.*<F14>                       190,560
       5,000   MEMC Electronic Materials, Inc.*<F14>                 67,250
      43,666   Mindspeed Technologies Inc.*<F14>                     97,375
      10,000   MIPS Technologies, Inc.*<F14>                        115,000
       4,000   Multi-Fineline Electronix, Inc.*<F14>                 70,600
       3,000   NVIDIA Corp.*<F14>                                    71,280
      35,000   Oplink Communications, Inc.*<F14>                     54,950
      21,000   PLX Technology, Inc.*<F14>                           220,500
      25,000   PMC-Sierra, Inc.*<F14>                               220,000
       4,000   Rambus Inc.*<F14>                                     60,280
      24,000   RF Micro Devices, Inc.*<F14>                         125,280
      26,000   SIPEX Corp.*<F14>                                     60,320
      11,000   Solectron Corp.*<F14>                                 38,170
      50,000   TriQuint Semiconductor, Inc.*<F14>                   169,000
      11,321   United Microelectronics Corp. SP-ADR*<F14>            38,152
      88,000   Vitesse Semiconductor Corp.*<F14>                    235,840
       6,000   Xilinx, Inc.                                         175,380
                                                                -----------
                                                                  2,472,301
               SERVICES -- 1.5%
      24,000   EVCI Career Colleges Holding Corp.*<F14>             182,400
       6,000   Ventiv Health, Inc.*<F14>                            138,000
                                                                -----------
                                                                    320,400
               SYSTEM SOFTWARE -- 0.2%
       9,000   Parametric Technology Corp.*<F14>                     50,310

               TELECOMMUNICATIONS -- 0.8%
       5,000   Avaya Inc.*<F14>                                      58,400
      90,000   McLeodUSA Inc.*<F14>                                  16,200
      14,000   McLeodUSA Inc. ESCROW SHRS*<F14>                           0
       8,400   Nortel Networks Corp.*<F14>                           22,932
      12,000   Qiao Xing Universal Telephone, Inc.*<F14>             71,760
                                                                -----------
                                                                    169,292
               TELEPHONE SERVICES -- 1.2%
       5,000   Cable & Wireless PLC - SP-ADR                         36,400
       2,000   MCI Inc.                                              49,840
      31,000   Primus Telecommunications Group, Inc.*<F14>           48,670
      33,000   Time Warner Telecom Inc.*<F14>                       131,010
                                                                -----------
                                                                    265,920
               TIRE & RUBBER -- 1.7%
      25,000   Titan International, Inc.                            359,250

               UTILITIES -- 0.4%
      93,000   Beacon Power Corp.*<F14>                              95,790

               WIRELESS COMMUNICATION -- 3.0%
       4,000   Sprint Corp. (FON Group)                              91,000
       6,000   TeleCommunication Systems, Inc.*<F14>                 16,020
      10,500   Telesystem International Wireless Inc.*<F14>         160,125
      31,000   Tumbleweed Communications Corp.*<F14>                 85,560
      44,000   UbiquiTel Inc.*<F14>                                 294,800
                                                                -----------
                                                                    647,505
                                                                -----------
                 Total common stocks
                   (cost $17,153,758)                            20,888,551
                                                                -----------
RIGHTS -- 0.0% (A)<F15>
       3,280   VI Technologies, Inc.*<F14>                                0
       6,800   Virologic, Inc. CVR*<F14>                              2,040
                                                                -----------
                 Total rights
                   (cost $0)                                          2,040
                                                                -----------
                 Total long-term investments
                   (cost $17,153,758)                            20,890,591
   PRINCIPAL
    AMOUNT
   ---------
SHORT-TERM INVESTMENTS -- 3.2% (A)<F15>
               U.S. TREASURY SECURITIES -- 3.2%
    $700,000   U.S. Treasury Bills, 2.18%, due 4/07/05          $   699,873
                                                                -----------
                 Total U.S. treasury securities
                   (cost $699,873)                                  699,873
                                                                -----------
        VARIABLE RATE DEMAND NOTE -- 0.0%
         671   U.S. Bank, N.A., 2.60%                                   671
                                                                -----------
                 Total variable rate demand note
                   (cost $671)                                          671
                                                                -----------
                 Total short-term investments
                   (cost $700,544)                                  700,544
                                                                -----------
                 Total investments -- 100%
                   (cost $17,854,302)                           $21,591,135
                                                                -----------
                                                                -----------

*<F14>    Non-income producing security.

(A)<F15> Percentages for the various classifications relate to total investments.

ADR - American Depository Receipt

CVR - Contingent Value Right

  The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2005 (Unaudited)

ASSETS:
     Investments in securities, at value (cost $17,854,302)       $21,591,135
     Receivable from investments sold                               4,945,367
     Receivable from shareholders for purchases                         5,500
     Dividends and interest receivable                                  1,361
                                                                  -----------
          Total assets                                            $26,543,363
                                                                  -----------
                                                                  -----------
LIABILITIES:
     Payable to U.S. Bank, loan                                   $ 2,531,000
     Payable to brokers for securities purchased                      699,873
     Interest payable                                                  23,547
     Payable to adviser for management fees                            21,127
     Due to custodian                                                  16,214
     Payable for shareholders redemptions                               7,627
     Payable to administrator for administrative fees                   4,225
     Other liabilities                                                 53,981
                                                                  -----------
          Total liabilities                                         3,357,594
                                                                  -----------
NET ASSETS:
     Capital Stock, $0.01 par value; 40,000,000 shares
       authorized; 4,320,692 shares outstanding                    73,063,218
     Net unrealized appreciation on investments                     3,736,833
     Accumulated net realized loss on investments                 (53,614,282)
                                                                  -----------
          Net assets                                               23,185,769
                                                                  -----------
          Total liabilities and net assets                        $26,543,363
                                                                  -----------
                                                                  -----------
CALCULATION OF NET ASSET VALUE PER SHARE:
     Net asset value, offering and redemption price
       per share ($23,185,769 / 4,320,692 shares outstanding)     $      5.37
                                                                  -----------
                                                                  -----------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2005 (Unaudited)

INCOME:
     Dividends                                                    $     7,405
     Interest                                                               5
                                                                  -----------
          Total income                                                  7,410
                                                                  -----------
EXPENSES:
     Management fees                                                  165,292
     Administrative services                                           31,773
     Distribution fees                                                 22,750
     Transfer agent fees                                               20,357
     Custodian fees                                                    15,843
     Professional fees                                                 13,212
     Printing and postage expense                                      12,504
     Registration fees                                                 12,382
     Insurance expense                                                  8,723
     Board of Directors fees                                            2,500
     Other expenses                                                     1,100
                                                                  -----------
          Total operating expenses before interest expense            306,436
     Interest expense                                                 254,982
                                                                  -----------
          Total expenses                                              561,418
                                                                  -----------
NET INVESTMENT LOSS                                                  (554,008)
                                                                  -----------
NET REALIZED LOSS ON INVESTMENTS                                   (9,035,832)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS               10,684,841
                                                                  -----------
NET GAIN ON INVESTMENTS                                             1,649,009
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 1,095,001
                                                                  -----------
                                                                  -----------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Fund
STATEMENT OF CASH FLOWS
For the Six Months Ending March 31, 2005 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
     Net increase in net assets from operations                   $ 1,095,001
     Adjustments to reconcile net increase in net assets from
       operations to net cash used in operating activities:
          Unrealized appreciation on securities                   (10,684,841)
          Net realized loss from investments                        9,035,832
          Purchase of investment securities                        (5,974,412)
          Increase in payable for securities purchased                699,873
          Purchase of short-term investment securities, net          (699,574)
          Proceeds from disposition of investment securities       33,421,447
          Increase in receivables for securities sold              (4,837,752)
          Change in receivables/payables related to
            operations, net                                           (11,831)
                                                                  -----------
               Net cash used in operating activities               22,043,743
                                                                  -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Decrease in loan payable                                     (10,240,000)
     Proceeds from shares sold                                      8,324,306
     Payment on shares redeemed                                   (19,933,881)
     Decrease in amount due to custodian                             (194,168)
                                                                  -----------
               Net cash provided by financing activities          (22,043,743)
                                                                  -----------
NET CHANGE IN CASH                                                         --
CASH:
     Beginning balance                                                     --
                                                                  -----------
     Ending balance                                               $        --
                                                                  -----------
                                                                  -----------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2005 (Unaudited) and For the Year Ended September 30, 2004


                                                                                                 2005                2004
                                                                                                 ----                 ----
OPERATIONS:
     Net investment loss                                                                      $  (554,008)        $(1,259,324)
     Net realized loss on investments                                                          (9,035,832)         (4,840,330)
     Net change in unrealized appreciation on investments                                      10,684,841         (10,266,707)
                                                                                              -----------         -----------
          Net increase (decrease) in net assets resulting from operations                       1,095,001         (16,366,361)
                                                                                              -----------         -----------
FUND SHARE ACTIVITIES:
     Proceeds from shares issued (1,346,787 and 17,693,276 shares, respectively)                8,230,306         133,527,947
     Cost of shares redeemed (3,297,889 and 16,871,426 shares, respectively)                  (19,933,401)       (116,096,075)
                                                                                              -----------         -----------
          Net (decrease) increase in net assets derived from Fund share activities            (11,703,095)         17,431,872
                                                                                              -----------         -----------
          TOTAL (DECREASE) INCREASE                                                           (10,608,094)          1,065,511
NET ASSETS AT THE BEGINNING OF THE PERIOD                                                      33,793,863          32,728,352
                                                                                              -----------         -----------
NET ASSETS AT THE END OF THE PERIOD                                                           $23,185,769         $33,793,863
                                                                                              -----------         -----------
                                                                                              -----------         -----------



FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)


                                                      (UNAUDITED)
                                                      FOR THE SIX                       FOR THE YEARS ENDED SEPTEMBER 30,
                                                     MONTHS ENDING         -------------------------------------------------------
                                                     MARCH 31, 2005        2004        2003        2002         2001    2000+<F16>
                                                     --------------        ----        ----        ----         ----    ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                     $ 5.39           $ 6.01      $ 3.01      $ 4.35       $13.14      $10.00
Income from investment operations:
     Net investment loss                                  (0.10)           (0.16)      (0.11)      (0.06)       (0.09)      (0.12)
     Net realized and unrealized gain (loss)
       on investments                                      0.08            (0.46)       3.11       (1.28)       (8.70)       3.26
                                                         ------           ------      ------      ------       ------      ------
Total from investment operations                          (0.02)           (0.62)       3.00       (1.34)       (8.79)       3.14
Less distributions:
     Dividend from net investment income                  --                  --          --          --           --          --
     Distribution from net realized gains                 --                  --          --          --           --          --
                                                         ------           ------      ------      ------       ------      ------
Total from distributions                                  --                  --          --          --           --          --
                                                         ------           ------      ------      ------       ------      ------
Net asset value, end of period                           $ 5.37           $ 5.39      $ 6.01      $ 3.01       $ 4.35      $13.14
                                                         ------           ------      ------      ------       ------      ------
                                                         ------           ------      ------      ------       ------      ------
TOTAL RETURN                                             (0.37%)(1)<F19> (10.17%)     99.67%     (30.80%)     (66.89%)     31.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                   23,186           33,794      32,728      10,481       20,136      69,255
Ratio of operating expenses before interest expense
  (after reimbursement) to average net assets*<F17>       1.86%(2)<F20>    1.72%       1.93%       1.85%        1.51%       1.45%
Ratio of interest expense to average net assets           1.54%(2)<F20>    0.57%       0.89%       0.22%        0.15%       0.00%
Ratio of net investment loss to average
  net assets**<F18>                                      (3.36%)(2)<F20>  (2.24%)     (2.41%)     (1.41%)      (0.89%)     (1.16%)
Portfolio turnover rate                                   13.8%            79.5%      119.9%      408.5%       275.5%       23.6%


+<F16>    Commencement of operations October 1, 1999.

*<F17> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses for the year ended September 30, 2003, the ratio would have been 1.99%.

**<F18> If the Fund had paid all of its expenses for the year ended September 30, 2003, the ratio would have been (2.47%).

(1)<F19>  Not Annualized.

(2)<F20>  Annualized.

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Balanced Fund
STATEMENT OF NET ASSETS
March 31, 2005 (Unaudited)

     SHARES                                                         VALUE
     ------                                                         -----
LONG-TERM INVESTMENTS -- 77.0% (A)<F22>
COMMON STOCKS -- 17.2% (A)<F22>
               BANKS -- 3.4%
         400   Bank of America Corp.                             $   17,640
         200   Citigroup Inc.                                         8,988
         500   JPMorgan Chase & Co.                                  17,300
         200   Wells Fargo & Co.                                     11,960
                                                                 ----------
                                                                     55,888
               BEVERAGES -- 0.8%
         300   The Coca-Cola Co.                                     12,501

               CHEMICALS -- 0.6%
         200   E.I. du Pont de Nemours and Co.                       10,248

               DRUGS -- 1.8%
         300   Bristol-Myers Squibb Co.                               7,638
         400   Merck & Co. Inc.                                      12,948
         300   Pfizer Inc.                                            7,881
                                                                 ----------
                                                                     28,467
               ELECTRICAL EQUIPMENT -- 0.7%
         300   General Electric Co.                                  10,818

               ENERGY -- 0.7%
         200   Royal Dutch Petroleum Co. NYS                         12,008

               FINANCIAL SERVICES -- 1.8%
         200   PNC Financial Services Group, Inc.                    10,296
         200   Wachovia Corp.                                        10,182
         200   Washington Mutual, Inc.                                7,900
                                                                 ----------
                                                                     28,378
               FOODS -- 1.3%
         200   Altria Group, Inc.                                    13,078
         300   ConAgra Foods, Inc.                                    8,106
                                                                 ----------
                                                                     21,184
               GROCERY STORES -- 0.4%
         300   Albertson's, Inc.                                      6,195

               HOME APPLIANCES -- 0.3%
         400   Maytag Corp.                                           5,588

               HOUSEHOLD PRODUCTS -- 1.2%
         400   Newell Rubbermaid Inc.                                 8,776
         500   Tupperware Corp.                                      10,180
                                                                 ----------
                                                                     18,956
               TELEPHONE SERVICES -- 1.7%
         300   BellSouth Corp.                                        7,887
         400   SBC Communications Inc.                                9,476
         300   Verizon Communications Inc.                           10,650
                                                                 ----------
                                                                     28,013
               UTILITIES -- 2.5%
         300   Hawaiian Electric Industries, Inc.                     7,656
         200   Kinder Morgan, Inc.                                   15,140
         400   Puget Energy, Inc.                                     8,816
         300   Southern Co.                                           9,549
                                                                 ----------
                                                                     41,161
                                                                 ----------
                 Total common stocks
                   (cost $290,432)                                  279,405
                                                                 ----------
    PRINCIPAL
     AMOUNT
     ------
FEDERAL AGENCIES -- 59.8% (A)<F22>
    $300,000   Federal Home Loan Bank,
                 3.00%, due 12/10/05 (B)<F23>                       291,429
     200,000   Federal Home Loan Mortgage
                 Corp., 3.50%, due 3/26/06 (B)<F23>                 196,037
     200,000   Federal Home Loan Bank,
                 3.00%, due 3/30/06 (B)<F23>                        195,149
     300,000   Federal Home Loan Bank,
                 3.30%, due 12/18/08                                289,710
                                                                 ----------
                 Total federal agencies
                   (cost $998,571)                                  972,325
                                                                 ----------
                 Total long-term investments
                 (cost $1,289,003)                                1,251,730

SHORT-TERM INVESTMENTS -- 22.6% (A)<F22>
               U.S. TREASURY SECURITIES -- 18.4%
     100,000   U.S. Treasury Bills, 2.50%, due 4/07/05               99,958
     100,000   U.S. Treasury Bills, 2.51%, due 4/14/05               99,910
     100,000   U.S. Treasury Bills, 2.55%, due 4/21/05               99,858
                                                                 ----------
                 Total U.S. treasury securities
                   (cost $299,726)                                  299,726
                                                                 ----------

               VARIABLE RATE DEMAND NOTE -- 4.2%
      67,986   U.S. Bank, N.A., 2.60%                                67,986
                                                                 ----------
                 Total variable rate demand note
                   (cost $67,986)                                    67,986
                                                                 ----------
                 Total short-term investments
                   (cost $367,712)                                  367,712
                                                                 ----------
                 Total investments
                   (cost $1,656,715)                              1,619,442
               Cash and receivables,
                 less liabilities -- 0.4% (A)<F22>                    5,462
                                                                 ----------
                 NET ASSETS                                      $1,624,904
                                                                 ----------
                                                                 ----------
               Net Asset Value Per Share
               ($0.01 par value, 20,000,000 shares
               authorized), offering and redemption price
               ($1,624,904 / 172,367 shares outstanding)         $     9.43
                                                                 ----------
                                                                 ----------

(A)<F22>  Percentages for the various classifications relate to net assets.

(B)<F23> Variable Rate Security - the rate reported is the rate in effect as of March 31, 2005. The date shown is the next interest adjustment date.

NYS - New York Registered Shares

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Balanced Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2005 (Unaudited)

INCOME:
     Dividends                                                       $    980
     Interest                                                          30,710
                                                                     --------
          Total income                                                 31,690
                                                                     --------
EXPENSES:
     Professional fees                                                 15,747
     Transfer agent fees                                                9,942
     Management fees                                                    7,525
     Registration fees                                                  5,115
     Administrative services                                            2,050
     Printing and postage expense                                       1,217
     Custodian fees                                                       756
     Board of Directors fees                                              625
     Insurance expense                                                    520
     Other expenses                                                       620
                                                                     --------
          Total expenses before reimbursement and management
            fee waiver                                                 44,117
     Less expenses assumed by adviser                                 (34,159)
                                                                     --------
          Net expenses                                                  9,958
                                                                     --------
NET INVESTMENT INCOME                                                  21,732
                                                                     --------
NET REALIZED LOSS ON INVESTMENTS                                      (19,172)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                  (18,539)
                                                                     --------
NET LOSS ON INVESTMENTS                                               (37,711)
                                                                     --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $(15,979)
                                                                     --------
                                                                     --------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2005 (Unaudited) and For the Year Ended September 30, 2004



                                                                                              2005                     2004
                                                                                              ----                     ----
OPERATIONS:
     Net investment income                                                                $   21,732               $   69,456
     Net realized loss on investments                                                        (19,172)                  (4,459)
     Net change in unrealized appreciation on investments                                    (18,539)                  (7,757)
                                                                                          ----------               ----------
          Net (decrease) increase in net assets resulting from operations                    (15,979)                  57,240
                                                                                          ----------               ----------
DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income ($0.1014 and $0.2202 per share, respectively)      (21,532)                 (69,456)
                                                                                          ----------               ----------
FUND SHARE ACTIVITIES:
     Proceeds from shares issued (1,292 and 60,298 shares, respectively)                      12,406                  578,789
     Net asset value of shares issued in distributions reinvested (2,732 and
       7,168 shares, respectively)                                                            26,169                   68,728
     Cost of shares redeemed (123,053 and 115,953 shares, respectively)                   (1,183,716)              (1,109,783)
                                                                                          ----------               ----------
          Net decrease in net assets derived from Fund share activities                   (1,145,141)                (462,266)
                                                                                          ----------               ----------
          TOTAL DECREASE                                                                  (1,182,652)                (474,482)
NET ASSETS AT THE BEGINNING OF THE PERIOD                                                  2,807,556                3,282,038
                                                                                          ----------               ----------
NET ASSETS AT THE END OF THE PERIOD (including undistributed net investment
  income of $200 and $0, respectively)                                                    $1,624,904               $2,807,556
                                                                                          ----------               ----------
                                                                                          ----------               ----------


FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)


                                                 (UNAUDITED)
                                                 FOR THE SIX                    FOR THE YEARS ENDED SEPTEMBER 30,
                                                MONTHS ENDING       ------------------------------------------------------------
                                               MARCH 31, 2005       2004           2003          2002         2001          2000
                                               --------------       ----           ----          ----         ----          ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period               $ 9.63          $ 9.66         $ 9.72       $ 9.77       $ 9.62        $ 9.65
Income from investment operations:
     Net investment income                           0.10            0.22           0.15         0.22         0.43          0.49
     Net realized and unrealized (loss) gain
       on investments                               (0.20)          (0.03)         (0.06)       (0.05)        0.15         (0.03)
                                                   ------          ------         ------       ------       ------        ------
Total from investment operations                    (0.10)           0.19           0.09         0.17         0.58          0.46
Less distributions:
     Dividends from net investment income           (0.10)          (0.22)         (0.15)       (0.22)       (0.43)        (0.49)
     Distribution from net realized gains              --              --             --           --           --            --
                                                   ------          ------         ------       ------       ------        ------
Total from distributions                            (0.10)          (0.22)         (0.15)       (0.22)       (0.43)        (0.49)
                                                   ------          ------         ------       ------       ------        ------
Net asset value, end of period                     $ 9.43          $ 9.63         $ 9.66       $ 9.72       $ 9.77        $ 9.62
                                                   ------          ------         ------       ------       ------        ------
                                                   ------          ------         ------       ------       ------        ------
TOTAL RETURN                                       (1.32%)(1)<F26>  1.48%          0.80%        1.72%        6.19%         4.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)              1,625           2,808          3,282        3,733        4,586         4,575
Ratio of expenses (after reimbursement) to
  average net assets*<F24>                          0.99%(2)<F27>   0.90%          0.90%        0.90%        0.90%         0.90%
Ratio of net investment income to average
  net assets**<F25>                                 2.17%(2)<F27>   2.29%          1.55%        2.24%        4.50%         5.04%
Portfolio turnover rate                             18.2%           46.1%         190.0%       138.1%        18.6%         17.0%


*<F24> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 4.40%(2)<F27>, 3.19%, 2.21%, 2.00%, 2.09% and 1.93%
          for the six months ending March 31, 2005 and for the years ended September 30, 2004, 2003, 2002, 2001 and 2000, respectively.

**<F25> The ratios of net investment income prior to adviser's expense limitation undertaking to average net assets for the six months ending March 31, 2005 and for the years ended September 30, 2004, 2003, 2002, 2001 and 2000 would have been (1.24%)(2)<F27>, 0.00%, 0.24%, 1.14%,
          3.31% and 4.01%, respectively.

(1)<F26>  Not Annualized.

(2)<F27>  Annualized.

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Money Market Fund
STATEMENT OF NET ASSETS
March 31, 2005 (Unaudited)

    PRINCIPAL
     AMOUNT                                                              VALUE
     ------                                                              -----
SHORT-TERM INVESTMENTS -- 100.2% (A)<F28>
               U.S. TREASURY SECURITIES -- 92.2%
    $500,000   U.S. Treasury Bills, 2.34%, due 4/07/05               $  499,805
     500,000   U.S. Treasury Bills, 2.47%, due 4/14/05                  499,554
     500,000   U.S. Treasury Bills, 2.41%, due 4/21/05                  499,330
     500,000   U.S. Treasury Bills, 2.45%, due 4/28/05                  499,081
     500,000   U.S. Treasury Bills, 2.51%, due 5/05/05                  498,815
     500,000   U.S. Treasury Bills, 2.51%, due 5/12/05                  498,571
     500,000   U.S. Treasury Bills, 2.55%, due 5/19/05                  498,300
     500,000   U.S. Treasury Bills, 2.60%, due 5/26/05                  498,014
     500,000   U.S. Treasury Bills, 2.59%, due 6/09/05                  497,518
                                                                     ----------
               Total U.S. treasury securities
                 (amortized cost $4,488,988)                          4,488,988
               VARIABLE RATE DEMAND NOTES -- 8.0%
     180,349   U.S. Bank, N.A., 2.60%                                   180,349
     209,000   Wisconsin Corporate Central Credit Union, 2.52%          209,000
                                                                     ----------
                 Total variable rate demand notes (cost $389,349)       389,349
                                                                     ----------
                 Total investments (amortized cost $4,878,337)        4,878,337
               Liabilities, less cash and receivables -- (0.2%)(A)<F28>  (9,361)
                                                                     ----------
                 NET ASSETS                                          $4,868,976
                                                                     ----------
                                                                     ----------
               Net Asset Value Per Share ($0.01 par value,
                 500,000,000 shares authorized), offering and
                 redemption price ($4,868,976 / 4,868,976
                 shares outstanding)                               $     1.00
                                                                   ----------
                                                                   ----------

(A)<F28>  Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2005 (Unaudited)

INCOME:
     Interest                                                        $ 48,100
                                                                     --------
EXPENSES:
     Registration fees                                                 15,660
     Management fees                                                   12,868
     Professional fees                                                 12,850
     Transfer agent fees                                               10,831
     Administrative services                                            5,208
     Printing and postage expense                                       2,536
     Board of Directors fees                                            1,875
     Insurance expense                                                  1,486
     Custodian fees                                                     1,078
     Other expenses                                                       789
                                                                     --------
          Total operating expenses before interest expense,
            reimbursement and management fee waiver                    65,181
     Interest expense                                                     303
                                                                     --------
          Total expenses before reimbursement and management
            fee waiver                                                 65,484

     Less expenses assumed by adviser                                 (48,452)
                                                                     --------
          Net expenses                                                 17,032
                                                                     --------
NET INVESTMENT INCOME                                                  31,068
NET REALIZED LOSS ON INVESTMENTS                                          (37)
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 31,031
                                                                     --------
                                                                     --------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2005 (Unaudited) and For the Year Ended September 30, 2004



                                                                                                2005                  2004
                                                                                                ----                  ----
OPERATIONS:
     Net investment income                                                                     $   31,068          $   12,290
     Net realized loss on investments                                                                 (37)                 --
                                                                                               ----------          ----------
          Net increase in net assets resulting from operations                                     31,031              12,290
                                                                                               ----------          ----------
DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income ($0.0061 and $0.0022 per share, respectively)           (31,031)            (12,290)
                                                                                               ----------          ----------
FUND SHARE ACTIVITIES:
     Proceeds from shares issued (4,085,207 and 11,742,156  shares, respectively)               4,085,207          11,742,156
     Net asset value of shares issued in distributions reinvested
       (25,282 and 9,169 shares, respectively)                                                     25,282               9,169
     Cost of shares redeemed (5,968,337 and 10,212,049 shares, respectively)                   (5,968,337)        (10,212,049)
                                                                                               ----------          ----------
          Net (decrease) increase in net assets derived from Fund share activities             (1,857,848)          1,539,276
                                                                                               ----------          ----------
          TOTAL (DECREASE) INCREASE                                                            (1,857,848)          1,539,276
NET ASSETS AT THE BEGINNING OF THE PERIOD                                                       6,726,824           5,187,548
                                                                                               ----------          ----------
NET ASSETS AT THE END OF THE PERIOD                                                            $4,868,976          $6,726,824
                                                                                               ----------          ----------
                                                                                               ----------          ----------


FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)


                                          (UNAUDITED)
                                          FOR THE SIX                          FOR THE YEARS ENDED SEPTEMBER 30,
                                         MONTHS ENDING        -----------------------------------------------------------------
                                         MARCH 31, 2005       2004            2003            2002           2001          2000
                                         --------------       ----            ----            ----           ----          ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period         $ 1.00          $ 1.00          $ 1.00          $ 1.00         $ 1.00        $ 1.00
Income from investment operations:
     Net investment income                     0.01            0.00*<F29>      0.00*<F29>      0.01           0.04          0.05
Less distributions:
     Dividends from net investment income     (0.01)          (0.00)*<F29>    (0.00)*<F29>    (0.01)         (0.04)        (0.05)
                                             ------          ------          ------          ------          ------       ------
Net asset value, end of period               $ 1.00          $ 1.00          $ 1.00          $ 1.00         $ 1.00        $ 1.00
                                             ------          ------          ------          ------          ------       ------
                                             ------          ------          ------          ------          ------       ------
TOTAL RETURN                                  0.61%(1)<F32>   0.22%           0.38%           1.03%          4.29%         5.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)        4,869           6,727           5,188           9,716         15,467        28,210
Ratio of operating expenses before
  interest expense (after reimbursement)
  to average net assets**<F30>                0.65%(2)<F33>   0.65%           0.65%           0.65%          0.65%         0.65%
Ratio of interest expense to average net
  assets                                      0.01%(2)<F33>   0.03%           0.03%           0.02%          0.01%         0.01%
Ratio of net investment income to average
  net assets***<F31>                          1.21%(2)<F33>   0.22%           0.42%           1.08%          4.29%         5.24%





*<F29>    Less than $0.005 per share.

**<F30> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 2.53%(2)<F33>, 2.34%, 1.72%, 1.22%, 1.09% and 1.16%
          for the six months ending March 31, 2005 and for the years ended September 30, 2004, 2003, 2002, 2001 and 2000, respectively.

***<F31> If the Fund had paid all of its expenses, the ratios would have been (0.66%)(2)<F33>, (1.44%), (0.62%), 0.51%, 3.85% and 4.74% for the six
          months ending March 31, 2005 and for the years ended September 30, 2004, 2003, 2002, 2001 and 2000, respectively.

(1)<F32>  Not Annualized.

(2)<F33>  Annualized.

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
March 31, 2005 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --
     The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the "Company"), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. This Company consists of a series of five funds: the Reynolds Blue Chip Growth Fund ("Blue Chip Fund"), the Reynolds Opportunity Fund ("Opportunity Fund"), the Reynolds Fund ("Reynolds Fund"), the Reynolds Balanced Fund ("Balanced Fund") and the Reynolds Money Market Fund ("Money Market Fund") (collectively the "Funds"). The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The Company was incorporated under the laws of Maryland on April 28,1988.

     The investment objective of the Blue Chip Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as "blue chip" companies; the investment objective of the Opportunity Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks having above average growth characteristics; the investment objective of the Reynolds Fund is to produce long-term growth of capital; the investment objective of the Balanced Fund is to seek capital appreciation and income by investing in common stocks and fixed income securities; and the investment objective of the Money Market Fund is to provide a high level of current income, consistent with liquidity, the preservation of capital and a stable net asset value, by investing in a diversified portfolio of high-quality, highly liquid money market instruments.

     (a) Each security for the Blue Chip Fund, Opportunity Fund, Reynolds Fund and Balanced Fund, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded on the Nasdaq National Market or the Nasdaq SmallCap Market are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Short-term investments with maturities of 60 days or less held by these Funds and all instruments held by the Money Market Fund are valued at amortized cost which approximates value. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. For financial reporting purposes, investment transactions are recorded on the trade date.

     (b) Net realized gains and losses on sales of securities are computed on the identified cost basis.

     (c) The Funds record dividend income on the ex-dividend date and interest income on an accrual basis.

     (d) The Funds have investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and nonperformance by these counterparties is not anticipated.

     (e) Accounting principles generally accepted in the United States of America ("GAAP") require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (f) The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     (g) No provision has been made for Federal income taxes since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --
     The Funds have management agreements with Reynolds Capital Management ("RCM"), #with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager. Under the terms of the agreements, the Blue Chip Fund, the Opportunity Fund and the Reynolds Fund will pay RCM a monthly management fee at the annual rate of 1% of such Funds' daily net assets; from the Balanced Fund a monthly fee of 0.75% of such Fund's daily net assets; and from the Money Market Fund a monthly fee of 0.50% of such Fund's daily net assets. For the six months ending March 31, 2005, RCM voluntarily waived $5,538 and $12,868 of the management fees due from the Balanced Fund and the Money Market Fund, respectively, under the agreements.

     In addition, RCM has voluntarily reimbursed the Money Market Fund for expenses over 0.65%, of the daily net assets of the Fund totaling $35,584. Prior to January 31, 2005, RCM voluntarily reimbursed the Balanced Fund (f/k/a Reynolds U.S. Government Bond Fund) for expenses over 0.90% and effective January 31, 2005, RCM has agreed to reimburse the Balanced Fund to the extent necessary to insure that total annual fund operating expenses do not exceed 2.00%. In addition to the reimbursement required under the terms of the agreement, RCM will voluntarily reimburse the Balanced Fund to the extent necessary to insure that total annual fund operating expenses do not exceed 1.25% for the fiscal year ending September 30, 2005. For the six months ending March 31, 2005, RCM has voluntarily reimbursed the Balanced Fund $28,621. Reimbursements to the Balanced Fund and the Money Market Fund are voluntary and may be modified or discontinued at any time by RCM.

     The Funds have administrative agreements with Fiduciary Management, Inc. ("FMI"), with whom certain officers of the Funds are affiliated, to supervise all aspects of the Funds' operations except those per#formed by RCM pursuant to the management agreements. Under the terms of the agreements, the Blue Chip Fund, the Opportunity Fund, the Reynolds Fund and the Balanced Fund will pay FMI a monthly administrative fee at the annual rate of 0.20% of such Funds' daily net assets up to and including $30,000,000 and 0.10% of such Funds' daily net assets in excess of $30,000,000; subject to a fiscal year minimum of twenty thousand dollars. FMI has voluntarily waived the minimum for the fiscal year ending September 30, 2005. Prior to January 31, 2005, the Balanced Fund paid FMIa monthly administrative fee at the annual rate of 0.10% of daily net assets. The Money Market Fund will pay FMI a monthly administrative fee at the annual rate of 0.10% of daily net assets.

     The Blue Chip Fund, Opportunity Fund and the Reynolds Fund have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that each Fund adopting it may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of such Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year.

     In the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(3)  CREDIT FACILITY --
     U.S. Bank, N.A. has made available to the Blue Chip Fund, Opportunity Fund, Reynolds Fund and Money Market Fund a credit facility pursuant to the respective Credit Agreements dated August 7, 2000 for the purpose of having cash available to cover incoming redemptions. The Reynolds Fund can also use the credit facility to purchase securities. The Credit Agreements expire July 31, 2005. The terms of the respective agreements are as follows:



                                                  BLUE CHIP             OPPORTUNITY             REYNOLDS          MONEY MARKET
                                                     FUND                   FUND                  FUND                FUND
                                                --------------         --------------        --------------      --------------
          Payment Terms                         Due in 45 days         Due in 45 days        Due in 90 days      Due in 45 days
          Interest                             Prime Rate - 1%        Prime Rate - 1%       Prime Rate - 1%     Prime Rate - 1%
          Unused Line Fees                          0.10%                  0.10%                 0.10%               0.10%
          Credit Limit                            $5,000,000             $3,000,000           $15,000,000           $600,000
          Average Daily Balance Outstanding        $446,714               $188,665            $13,509,808              $0
          Maximum Amount Outstanding              $4,786,000              $902,000            $15,000,000              $0
          Interest Expense                         $11,564                 $5,325               $254,982              $303



(4)  DISTRIBUTION TO SHAREHOLDERS --
     Net investment income, if any, for the Blue Chip, Opportunity and Reynolds Funds are distributed to shareholders at least annually. The Balanced Fund distributes substantially all of its net investment income quarterly and the Money Market Fund distributes substantially all of its net investment income monthly. All Funds will distribute net realized gains, if any, to shareholders at least annually. On March 30, 2005 the Balanced Fund distributed $4,663 from net investment income ($0.02713 per share). The distribution was paid on March 31, 2005 to shareholders of record on March 29, 2005.

(5)  INVESTMENT TRANSACTIONS --
     For the six months ending March 31, 2005, purchases and proceeds of sales of investment securities (excluding short-term securities) were as follows:

                                   PURCHASES              SALES
                                   ---------              -----
  Blue Chip Fund                  $53,509,905         $82,222,267
  Opportunity Fund                  2,772,497          11,046,727
  Reynolds Fund                     5,974,412          33,421,447
  Balanced Fund                       334,579           1,624,479

(6)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --
     As of March 31, 2005, liabilities of the Funds included the following:


                                                         BLUE CHIP       OPPORTUNITY      REYNOLDS      BALANCED    MONEY MARKET
                                                           FUND             FUND            FUND          FUND          FUND
                                                         ---------       ----------       --------      --------    ------------
          Payable to brokers for securities purchased   $1,979,912        $770,832       $ 699,873     $     --      $     --
          Payable to RCM for management fees                55,356          12,946          21,127        1,040            --
          Payable to FMI for administrative fees             8,083           2,589           4,225          278           424
          Payable to shareholders for redemptions            4,449           7,997           7,627           --            --
          Due to custodian                                  62,994           5,334          16,214           --            --
          Interest payable                                     431             258          23,547           --            52
          Other liabilities                                156,849          56,399          53,981          239         4,755
          Loan payable                                          --              --       2,531,000           --            --


(7)  SOURCES OF NET ASSETS --
     As of March 31, 2005, the sources of net assets were as follows:



                                                         BLUE CHIP      OPPORTUNITY      REYNOLDS       BALANCED   MONEY MARKET
                                                           FUND             FUND           FUND           FUND         FUND
                                                         ---------      -----------      --------       --------   ------------
          Fund shares issued and outstanding          $ 160,331,574     $11,237,702      $73,063,218   $1,719,179   $4,868,976
          Net unrealized appreciation (depreciation)
          on investments                                  9,346,038       4,701,394        3,736,833      (37,273)          --
          Accumulated net realized loss
          on investments                               (106,038,461)     (1,027,186)     (53,614,282)     (57,202)          --
          Accumulated net investment income                      --              --               --          200           --
                                                      -------------     -----------      -----------   ----------   ----------
                                                       $ 63,639,151     $14,911,910      $23,185,769   $1,624,904   $4,868,976
                                                      -------------     -----------      -----------   ----------   ----------
                                                      -------------     -----------      -----------   ----------   ----------



(8)  INCOME TAX INFORMATION --
     The following information for the Funds is presented on an income tax basis as of March 31, 2005:


                                                                                                                 NET UNREALIZED
                                                                    GROSS                    GROSS                APPRECIATION
                                         COST OF                 UNREALIZED               UNREALIZED             (DEPRECIATION)
                                       INVESTMENTS              APPRECIATION             DEPRECIATION            ON INVESTMENTS
                                       -----------              ------------             ------------            --------------
          Blue Chip Fund               $53,514,353              $11,135,177               $2,143,290               $8,991,887
          Opportunity Fund              10,238,246                4,665,702                  168,668                4,497,034
          Reynolds Fund                 18,382,654                6,629,220                3,420,739                3,208,481
          Balanced Fund                  1,656,715                    1,822                   39,095                 (37,273)
          Money Market Fund              4,878,337                       --                       --                       --



     The following information for the Funds is presented on an income tax basis as of September 30, 2004:



                                                                                 NET UNREALIZED
                                                   GROSS            GROSS        (DEPRECIATION)  DISTRIBUTABLE   DISTRIBUTABLE
                                   COST OF       UNREALIZED      UNREALIZED       APPRECIATION      ORDINARY       LONG-TERM
                                 INVESTMENTS    APPRECIATION    DEPRECIATION     ON INVESTMENTS      INCOME      CAPITAL GAINS
                                 -----------    ------------    ------------     --------------   ------------    ------------
          Blue Chip Fund          $86,638,505    $19,711,871      $21,312,971       $(1,601,100)      $   --       $       --
          Opportunity Fund         16,079,653      6,233,245        3,381,315          2,851,930          --        1,432,482
          Reynolds Fund            54,698,168      8,275,275       16,276,917        (8,001,642)          --               --
          Government Bond Fund      2,816,025          3,532           22,266           (18,734)          --               --
          Money Market Fund         6,732,872             --               --                 --          --               --


     The difference, if any, between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and for mark to market for Passive Foreign Investment Companies ("PFICs").

     The tax components of dividends paid during the year ended September 30, 2004, capital loss carryovers, which may be used to offset future capital gains, subject to Internal Revenue Code limitations (expiring in varying amounts through 2012), as of September 30, 2004, and tax basis post-October losses as of September 30, 2004, which are not recognized for tax purposes until the first day of the following fiscal year are:


                                                      SEPTEMBER 30, 2004                               SEPTEMBER 30, 2003
                                 -------------------------------------------------------------   ------------------------------
                                   ORDINARY        LONG-TERM       NET CAPITAL      ORDINARY       LONG-TERM
                                    INCOME       CAPITAL GAINS        LOSS        POST-OCTOBER       INCOME       CAPITAL GAINS
                                DISTRIBUTIONS    DISTRIBUTIONS     CARRYOVERS        LOSSES      DISTRIBUTIONS    DISTRIBUTIONS
                                -------------    -------------    ------------     -----------   -------------    -------------
          Blue Chip Fund           $    --        $       --      $92,835,683      $7,028,488        $    --        $      --
          Opportunity Fund              --         1,226,731               --              --             --               --
          Reynolds Fund                 --                --       37,924,836       5,599,986             --               --
          Government Bond Fund      69,456                --           33,570           4,459         55,669               --
          Money Market Fund         12,290                --               --              --         30,282               --


     The Blue Chip Fund, Reynolds Fund and Government Bond Fund have utilized $2,128,294, $525,443 and $2,622, respectively, of their post-October losses from the prior year to increase current year net capital losses or reduce any net capital gains. The Government Bond Fund had capital loss carryovers of $19,651 which expired September 30, 2004.

     Since there were no ordinary distributions paid for the year ended September 30, 2004 for the Blue Chip, Opportunity or Reynolds Funds, there are no distributions designated as qualifying for the dividends received deduction for corporate shareholders nor as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003.

Reynolds Funds, Inc.
ADVISORY AGREEMENTS

     On March 16, 2005, the Board of Directors of Reynolds Funds, Inc. approved the continuation of the investment advisory agreements for the Reynolds Blue Chip Fund, Reynolds Opportunity Fund and Reynolds Fund with Reynolds Capital Management and on May 18, 2005, approved the continuation of the investment advisory agreements for the Reynolds Balanced Fund and Reynolds Money Market Fund with Reynolds Capital Management. Prior to approving the continuation of the advisory agreements, the Directors considered:

     o the nature, extent and quality of the services provided by Reynolds Capital Management
     o    the investment performance of the Funds
     o the costs of the services to be provided and profits to be realized by Reynolds Capital Management from its relationship with the Funds
     o the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect those economies of scale
     o    the expense ratios of the Funds

     In considering the nature, extent and quality of the services provided by Reynolds Capital Management, the Directors reviewed a report describing the portfolio management, shareholder communication and servicing and regulatory compliance services provided by Reynolds Capital Management to the Funds. The Directors concluded that Reynolds Capital Management was providing essential services to the Funds as well as services that were in addition to services typically provided non-mutual fund clients.

     The Directors compared the performance of the Funds to benchmark indices over various periods of time and concluded that the performance of the Funds warranted the continuation of the advisory agreements. The Directors noted that in addition to the absolute performance of the Funds, they also considered the fact that the Funds adhered to the investment style expected by their shareholders.

     In concluding that the advisory fees payable by the Funds were reasonable, the Directors reviewed reports of the costs of services provided by, and the profits realized by, Reynolds Capital Management from its relationship with the Funds and concluded that such profits were reasonable and not excessive. They noted that Reynolds Capital Management was not realizing a profit from its relationship with either the Balanced Fund or the Money Market Fund. The Directors also reviewed reports comparing the expense ratios of, and the advisory fees paid by, the Funds, to those of, and paid by, other comparable mutual funds and concluded that the advisory fees paid by the Funds and the expense ratios of the Funds were comparable to those of comparable mutual funds.

     The Directors also considered whether the fee schedules of the investment advisory agreements should be adjusted for an increase in assets under management. They concluded that "breakpoints" were not warranted at this time given the anticipated growth of the Funds in the next year and the other factors considered.

For additional information about the Directors and Officers or for a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call (800) 773-9665 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.
                                                         ------------------
Information on how the Funds voted proxies relating to portfolio securities during the twelve month period ending June 30, 2004 is available on the Funds' website at http://www.reynoldsfunds.com or the website of the Commission. The
           ----------------------------
Funds' file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q; (ii) the Funds' Form N-Q is available on the Commission's website; and (iii) the Funds' Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                 REYNOLDS FUNDS
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939
                             www.reynoldsfunds.com

                               BOARD OF DIRECTORS
                                DENNIS N. MOSER
                             FREDERICK L. REYNOLDS
                               ROBERT E. STAUDER

                               INVESTMENT ADVISER
                          REYNOLDS CAPITAL MANAGEMENT
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939

                                 ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                     100 East Wisconsin Avenue, Suite 2200
                           Milwaukee, Wisconsin 53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-800-773-9665
                               OR 1-800-7REYNOLDS
                                 1-414-765-4124

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                              FOLEY & LARDNER LLP
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

None.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The disclosure controls and procedures of the Reynolds Funds, Inc. are periodically evaluated. As of April 18, 2005, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b) The internal controls of the Reynolds Funds, Inc. are periodically evaluated. Since, April 18, 2005, the date of the last evaluation, there have been no significant changes in the Reynolds Funds' internal controls or in other factors that could have had a significant effect on such controls. There have also been no significant deficiencies or material weaknesses identified since the last evaluation that required any corrective action.


ITEM 12. EXHIBITS.
------------------

(a)  Any code of ethics or amendment thereto. Not applicable.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     Reynolds Funds, Inc.
     --------------------
     Registrant

     By  /s/Frederick L. Reynolds
         ------------------------
         Frederick L. Reynolds, Principal Executive Officer


     Date  05/20/05
           --------




     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     Reynolds Funds, Inc.
     --------------------
     Registrant


     By  /s/Frederick L. Reynolds
         ------------------------
          Frederick L. Reynolds, Principal Financial Officer

     Date  05/20/05
           --------